UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2019

Parametric

Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	37

Important Notices	38

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Performance1,2

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	2.90%	12.51%	3.23%	3.43%
MSCI Emerging Markets Index	—	—	7.09%	18.42%	5.61%	3.68%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Return After Taxes on Distributions		06/30/1998	06/30/1998	12.09%	3.00%	3.21%
Return After Taxes on Distributions and Sales of Fund Shares		—	—	8.17	2.77	2.96

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.96%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Sberbank of Russia PJSC	0.8%

Gazprom PJSC ADR	0.8

Lukoil PJSC ADR	0.7

Credicorp, Ltd.	0.6

America Movil SAB de CV, Series L	0.6

Samsung Electronics Co., Ltd.	0.6

Tencent Holdings, Ltd.	0.6

Naspers, Ltd., Class N	0.5

Fomento Economico Mexicano SAB de CV, Series UBD	0.5

Petroleo Brasileiro SA, PFC Shares	0.5

Total	6.2%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 – December 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period* (7/1/19 – 12/31/19)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,029.00	$4.90	0.96%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.30	$4.88	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2019.

5

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value

Argentina — 0.6%

Adecoagro SA(1)	46,400	$388,368

Arcos Dorados Holdings, Inc., Class A	50,400	408,240

Banco BBVA Argentina SA ADR(1)	17,300	96,361

Banco Macro SA, Class B	130,676	476,604

BBVA Banco Frances SA(1)	76,594	143,756

Cresud SA ADR(1)(2)	19,916	140,209

Grupo Financiero Galicia SA, Class B ADR	34,600	561,558

IRSA Inversiones y Representaciones SA	119,544	80,836

IRSA Propiedades Comerciales SA	1,808	6,919

Ledesma SAAI(1)	259,501	59,758

MercadoLibre, Inc.(1)	10,600	6,062,564

Molinos Agro SA	18,283	86,395

Molinos Rio de la Plata SA, Class B(1)	75,026	57,523

Pampa Energia SA ADR(1)(2)	71,060	1,167,516

Telecom Argentina SA ADR	47,300	536,855

Ternium Argentina SA	2,005,200	684,631

Transportadora de Gas del Sur SA	262,657	380,390

YPF SA ADR	101,600	1,176,528

		$12,515,011

Bahrain — 0.7%

Ahli United Bank BSC	8,892,466	$9,469,919

Al Salam Bank-Bahrain BSC	12,219,216	3,288,242

GFH Financial Group BSC	8,109,457	1,853,815

Ithmaar Holding BSC(1)(3)	21,954,746	1,125,253

		$15,737,229

Bangladesh — 0.6%

ACI, Ltd.	148,723	$317,778

Aftab Automobiles, Ltd.	378,354	109,289

Al-Arafah Islami Bank, Ltd.	1,502,654	304,486

Bangladesh Export Import Co., Ltd.	3,361,221	550,572

Bangladesh Submarine Cable Co., Ltd.	178,728	199,857

Beximco Pharmaceuticals, Ltd.	71,885	58,562

BRAC Bank, Ltd.(1)	549,580	372,773

British American Tobacco Bangladesh Co., Ltd.	86,051	984,299

BSRM Steels, Ltd.	1,375,000	631,182

City Bank, Ltd. (The)	980,486	243,579

Grameenphone, Ltd.	362,054	1,218,878

Heidelberger Cement Bangladesh, Ltd.	103,700	201,218

Islami Bank Bangladesh, Ltd.	1,587,087	360,569

Jamuna Oil Co., Ltd.	171,088	288,108

Khulna Power Co., Ltd.	1,070,095	588,467

Security	Shares	Value

Bangladesh (continued)

LafargeHolcim Bangladesh, Ltd.	396,773	$157,584

LankaBangla Finance, Ltd.	1,102,357	232,110

Malek Spinning Mills, Ltd.	475,646	67,297

Meghna Petroleum, Ltd.	210,100	404,374

National Bank, Ltd.(1)	4,020,193	383,753

Olympic Industries, Ltd.	311,098	609,153

Padma Oil Co., Ltd.	175,100	398,110

Pubali Bank, Ltd.	1,761,286	497,569

Renata, Ltd.	33,397	433,074

Singer Bangladesh, Ltd.(1)	215,270	466,554

Social Islami Bank, Ltd.(1)	1,204,589	195,890

Southeast Bank, Ltd.(1)	2,415,517	381,142

Square Pharmaceuticals, Ltd.	591,252	1,329,951

Summit Power, Ltd.	597,049	255,375

Titas Gas Transmission & Distribution Co., Ltd.	884,903	321,413

Unique Hotel & Resorts, Ltd.	1,004,743	522,537

United Airways Bangladesh, Ltd.(1)	7,278,815	128,955

United Commercial Bank, Ltd.(1)	1,397,798	220,487

		$13,434,945

Botswana — 0.4%

Barclays Bank of Botswana, Ltd.	1,308,506	$680,386

Botswana Insurance Holdings, Ltd.	825,133	1,365,286

First National Bank of Botswana, Ltd.	7,511,600	2,023,747

Letshego Holdings, Ltd.	16,310,999	1,091,915

Sechaba Breweries Holdings, Ltd.	1,086,400	2,264,918

Sefalana Holding Co.	991,000	840,550

Standard Chartered Bank Botswana, Ltd.	850,790	134,338

		$8,401,140

Brazil — 5.9%

Aliansce Sonae Shopping Centers SA(1)	76,496	$953,469

AMBEV SA	968,825	4,496,473

Atacadao SA	144,200	837,017

B2W Cia Digital(1)	70,915	1,108,141

B3 SA - Brasil Bolsa Balcao	211,985	2,264,398

Banco Bradesco SA, PFC Shares	402,985	3,623,429

Banco do Brasil SA	56,600	743,185

BR Malls Participacoes SA	997,700	4,479,196

Braskem SA, PFC Shares	39,300	291,621

BRF SA(1)	48,966	428,469

CCR SA	160,000	754,916

Centrais Eletricas Brasileiras SA, PFC Shares	226,766	2,155,650

Cia Brasileira de Distribuicao, PFC Shares	52,556	1,145,135

Cia de Saneamento Basico do Estado de Sao Paulo ADR	153,398	2,308,640

6	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	158,652	$890,537

Cia Hering	88,700	750,577

Cia Siderurgica Nacional SA	84,900	297,795

Cia Siderurgica Nacional SA ADR(2)	62,200	214,590

Cielo SA	545,438	1,134,889

Cosan SA	47,400	819,752

CVC Brasil Operadora e Agencia de Viagens SA	34,821	379,138

Cyrela Brazil Realty SA Empreendimentos e Participacoes	107,524	793,593

Duratex SA	132,983	552,732

EDP-Energias do Brasil SA	248,100	1,363,017

Embraer SA	268,332	1,316,079

Embraer SA ADR	3,652	71,178

Engie Brasil Energia SA	120,125	1,516,979

Equatorial Energia SA	442,500	2,506,917

Ez Tec Empreendimentos e Participacoes SA	64,358	830,332

Fleury SA	191,500	1,453,376

Gerdau SA, PFC Shares	227,900	1,133,070

Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	167,500	1,532,304

Hypera SA	541,800	4,806,931

Iguatemi Empresa de Shopping Centers SA	88,100	1,158,548

Instituto Hermes Pardini SA	81,900	554,185

Itau Unibanco Holding SA, PFC Shares	421,893	3,890,976

Itausa-Investimentos Itau SA, PFC Shares	549,354	1,924,180

JBS SA	225,002	1,443,073

Klabin SA, PFC Shares	981,500	866,166

Linx SA	60,800	535,346

Localiza Rent a Car SA	241,224	2,842,974

Lojas Americanas SA, PFC Shares	314,190	2,023,681

Lojas Renner SA	210,050	2,934,027

M Dias Branco SA(1)	60,700	575,659

Magazine Luiza SA	172,168	2,041,518

Marcopolo SA, PFC Shares	696,300	778,917

MRV Engenharia e Participacoes SA	140,300	751,601

Multiplan Empreendimentos Imobiliarios SA	365,400	3,006,622

Natura & Co. Holding SA	126,300	1,214,115

Odontoprev SA	779,700	3,269,829

Pagseguro Digital, Ltd., Class A(1)(2)	205,400	7,016,464

Petroleo Brasileiro SA, PFC Shares	1,370,544	10,282,402

Raia Drogasil SA	63,500	1,762,284

Rumo SA(1)	387,599	2,514,812

Sao Martinho SA	85,010	501,265

Suzano SA	102,941	1,015,412

Suzano SA ADR(1)(2)	25,324	249,188

Telefonica Brasil SA, PFC Shares	74,605	1,075,297

Security	Shares	Value

Brazil (continued)

TIM Participacoes SA	1,575,044	$6,135,416

Totvs SA	91,400	1,466,644

Transmissora Alianca de Energia Electrica SA	231,893	1,797,406

Ultrapar Participacoes SA	207,296	1,313,024

Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	226,900	536,411

Vale SA	554,018	7,340,632

Weg SA	296,914	2,558,242

YDUQS Part	72,329	854,060

		$124,183,901

Bulgaria — 0.1%

Albena AD	3,379	$81,392

Bulgartabak Holding(1)	3,450	9,962

CB First Investment Bank AD(1)	54,000	110,278

Chimimport AD	825,588	752,879

Industrial Holding Bulgaria PLC(1)	576,865	337,428

Petrol AD(1)	19,052	7,812

Sopharma AD	303,500	591,871

		$1,891,622

Chile — 2.5%

AES Gener SA	1,713,702	$371,479

Aguas Andinas SA, Series A	2,298,691	975,174

Almendral SA(1)	5,119,951	289,378

AntarChile SA	17,009	164,559

Banco de Chile	30,328,153	3,214,514

Banco de Chile ADR	12,399	260,255

Banco de Credito e Inversiones SA	32,457	1,471,885

Banco Santander Chile ADR	100,849	2,326,586

Besalco SA	596,000	323,383

Cap SA	86,946	658,729

Cencosud SA	1,747,858	2,301,189

Cia Cervecerias Unidas SA ADR	100,500	1,906,485

Cia Sud Americana de Vapores SA(1)	7,802,824	284,220

Colbun SA	5,553,984	886,333

Embotelladora Andina SA, Series A ADR	6,700	104,521

Embotelladora Andina SA, Series A, PFC Shares	149,933	374,837

Embotelladora Andina SA, Series B ADR	49,672	869,260

Empresa Nacional de Telecomunicaciones SA(1)	281,023	1,998,685

Empresas CMPC SA	1,151,549	2,817,807

Empresas COPEC SA	673,467	6,045,485

Enel Americas SA	7,896,770	1,753,788

Enel Americas SA ADR	140,171	1,539,078

Enel Chile SA	4,683,503	439,108

7	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)

Enel Chile SA ADR	257,006	$1,220,778

Engie Energia Chile SA	253,400	385,854

Inversiones Aguas Metropolitanas SA	613,640	668,357

Itau CorpBanca	145,664,426	844,600

Latam Airlines Group SA	169,643	1,702,183

Latam Airlines Group SA ADR(2)	248,748	2,527,280

Parque Arauco SA	818,312	2,013,160

Ripley Corp. SA	1,334,100	598,274

S.A.C.I. Falabella	1,032,879	4,451,840

Salfacorp SA	1,001,683	582,134

Sigdo Koppers SA	578,762	761,985

Sociedad Matriz SAAM SA	6,677,681	526,169

Sociedad Quimica y Minera de Chile SA ADR(2)	90,000	2,402,100

Sonda SA	1,330,624	1,146,642

Vina Concha y Toro SA	680,393	1,298,443

		$52,506,537

China — 12.3%

3SBio, Inc.(1)(5)	527,000	$682,732

AECC Aviation Power Co., Ltd.	66,500	207,256

Agile Group Holdings, Ltd.	486,000	730,317

Agricultural Bank of China, Ltd., Class H	1,705,000	750,474

Air China, Ltd., Class H	982,000	996,261

Aisino Corp.	73,800	245,792

Alibaba Group Holding, Ltd. ADR(1)	19,000	4,029,900

Aluminum Corp. of China, Ltd., Class H(1)	5,450,000	1,867,720

Angang Steel Co., Ltd., Class H(2)	1,492,400	621,004

Anhui Conch Cement Co., Ltd., Class H	973,500	7,093,045

ANTA Sports Products, Ltd.	233,093	2,086,925

AVIC Aircraft Co., Ltd., Class A	162,200	381,889

Baidu, Inc. ADR(1)	13,700	1,731,680

Bank of Beijing Co., Ltd.	395,520	322,790

Bank of China, Ltd., Class H	4,501,000	1,924,079

Bank of Communications, Ltd., Class H	1,454,300	1,033,402

Bank of Nanjing Co., Ltd.	294,427	371,092

Bank of Ningbo Co., Ltd., Class A	87,300	353,452

BBMG Corp., Class H	3,378,000	1,036,630

BeiGene, Ltd. ADR(1)	14,225	2,357,936

Beijing Capital International Airport Co., Ltd., Class H	596,000	577,315

Beijing Enterprises Holdings, Ltd.	223,500	1,025,544

Beijing Enterprises Water Group, Ltd.	3,052,000	1,543,662

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	312,340

Beijing Originwater Technology Co., Ltd., Class A	171,376	187,311

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	60,580	55,093

Security	Shares	Value

China (continued)

Beijing Tongrentang Co., Ltd.	47,000	$190,259

Beijing Water Business Doctor Co., Ltd., Class A	73,000	70,016

BOE Technology Group Co., Ltd., Class A	911,100	595,472

BYD Co., Ltd., Class H(2)	278,000	1,386,474

Cangzhou Mingzhu Plastic Co., Ltd., Class A	165,750	93,173

CGN Power Co., Ltd., Class H(5)	4,236,000	1,131,232

Changchun High & New Technology Industry Group, Inc., Class A	5,800	372,561

Changjiang Securities Co., Ltd., Class A	141,300	145,109

Chengdu Xingrong Environment Co., Ltd., Class A	238,200	158,452

China Agri-Industries Holdings, Ltd.	2,380,000	1,260,663

China Bluechemical, Ltd., Class H	1,348,000	332,114

China Cinda Asset Management Co., Ltd., Class H	3,202,000	727,825

China CITIC Bank Corp., Ltd., Class H	1,627,000	975,558

China Coal Energy Co., Ltd., Class H	1,005,000	398,836

China Communications Construction Co., Ltd., Class H	1,677,000	1,366,674

China Communications Services Corp., Ltd., Class H	1,350,000	984,127

China Construction Bank Corp., Class H	3,572,580	3,097,575

China Dongxiang Group Co., Ltd.	3,981,000	439,269

China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	795,625

China Everbright Bank Co., Ltd.	341,400	216,326

China Everbright International, Ltd.	875,148	701,780

China Everbright, Ltd.	300,000	560,287

China Evergrande Group(1)(2)	757,000	2,098,870

China Fortune Land Development Co., Ltd.	52,400	216,215

China Gas Holdings, Ltd.	931,400	3,487,359

China Huishan Dairy Holdings Co., Ltd.(2)(3)	1,750,000	0

China International Marine Containers Co., Ltd.	496,574	463,511

China International Travel Service Corp., Ltd.	47,276	604,589

China Life Insurance Co., Ltd., Class H	178,000	495,135

China Longyuan Power Group Corp., Ltd., Class H	2,055,000	1,299,564

China Medical System Holdings, Ltd.	702,000	1,010,457

China Mengniu Dairy Co., Ltd.	984,000	3,980,370

China Merchants Bank Co., Ltd., Class H	362,000	1,861,088

China Merchants Port Holdings Co., Ltd.	424,000	717,417

China Merchants Shekou Industrial Zone Holdings Co., Ltd.(3)	935,251	0

China Minsheng Banking Corp., Ltd., Class H	1,036,920	783,675

China Mobile, Ltd.	373,120	3,152,810

China Modern Dairy Holdings, Ltd.(1)	2,514,000	371,340

China Molybdenum Co., Ltd., Class H(2)	2,334,000	1,001,432

China National Building Material Co., Ltd., Class H	1,270,000	1,416,843

China National Nuclear Power Co., Ltd.	227,000	163,073

China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	287,654

China Oilfield Services, Ltd., Class H	1,832,000	2,876,270

China Overseas Land & Investment, Ltd.	760,360	2,961,293

8	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

China Pacific Insurance (Group) Co., Ltd., Class H	282,800	$1,114,236

China Petroleum & Chemical Corp., Class H	9,169,800	5,521,418

China Power International Development, Ltd.	2,268,000	486,132

China Railway Construction Corp., Ltd., Class H	947,500	1,037,716

China Railway Group, Ltd., Class H	2,265,000	1,397,711

China Resources Beer Holdings Co., Ltd.	268,000	1,482,464

China Resources Cement Holdings, Ltd.	870,000	1,107,488

China Resources Gas Group, Ltd.	448,000	2,461,655

China Resources Land, Ltd.	537,111	2,672,308

China Resources Medical Holdings Co., Ltd.	803,000	465,711

China Resources Pharmaceutical Group, Ltd.(5)	278,000	257,720

China Resources Power Holdings Co., Ltd.	751,000	1,054,474

China Shenhua Energy Co., Ltd., Class H	1,654,500	3,459,399

China Shipbuilding Industry Co., Ltd.	375,300	282,730

China Southern Airlines Co., Ltd., Class H	846,500	569,169

China State Construction Engineering Corp., Ltd.	331,520	267,715

China Taiping Insurance Holdings Co., Ltd.	277,000	687,111

China Telecom Corp., Ltd., Class H	3,473,392	1,430,998

China Unicom (Hong Kong), Ltd.	1,034,290	973,908

China Union Holdings, Ltd., Class A	211,510	131,001

China United Network Communications, Ltd., Class A	742,466	628,761

China Vanke Co., Ltd., Class H	400,217	1,707,365

China Yangtze Power Co., Ltd.	236,900	625,668

CIFI Holdings Group Co., Ltd.	990,000	837,080

CITIC Guoan Information Industry Co., Ltd., Class A(1)	585,250	297,770

CITIC, Ltd.	1,289,000	1,720,452

CNOOC, Ltd.	4,024,500	6,692,057

COSCO SHIPPING Development Co., Ltd., Class H	3,803,000	449,313

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,016,000	479,874

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,107,411

COSCO SHIPPING Ports, Ltd.	528,000	432,444

Country Garden Holdings Co., Ltd.	1,486,000	2,378,376

Country Garden Services Holdings Co., Ltd.	279,425	940,775

CSPC Pharmaceutical Group, Ltd.	1,522,000	3,632,095

Daqin Railway Co., Ltd.	164,362	193,826

Datang International Power Generation Co., Ltd., Class H	3,276,000	626,344

Dong-E-E-Jiao Co., Ltd., Class A	25,300	128,560

Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,644,491

Dr Peng Telecom & Media Group Co., Ltd.(1)	312,978	275,757

East Money Information Co., Ltd., Class A	136,512	309,742

Financial Street Holdings Co., Ltd., Class A	173,966	202,758

Fullshare Holdings, Ltd.(1)	3,655,000	84,505

Ganfeng Lithium Co., Ltd., Class A	103,400	518,463

GD Power Development Co., Ltd.	566,200	190,360

Security	Shares	Value

China (continued)

GEM Co., Ltd., Class A	217,400	$152,291

Gemdale Corp.	128,201	266,998

GoerTek, Inc., Class A	307,800	882,876

Golden Eagle Retail Group, Ltd.	366,000	407,927

Great Wall Motor Co., Ltd., Class H(2)	2,196,750	1,625,385

Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	892,149

Greentown China Holdings, Ltd.	235,500	289,203

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	208,832

Guangdong Investment, Ltd.	1,387,177	2,901,363

Guanghui Energy Co., Ltd.	682,345	324,708

Guangzhou Automobile Group Co., Ltd., Class H(2)	1,209,199	1,505,443

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	717,415

Guangzhou R&F Properties Co., Ltd., Class H(2)	441,200	814,715

Guosen Securities Co., Ltd., Class A	61,800	111,644

Guoxuan High-Tech Co., Ltd., Class A	63,830	133,507

Haier Smart Home Co., Ltd.	135,829	380,899

Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	269,398

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	51,300	241,829

Hengan International Group Co., Ltd.	329,000	2,343,490

Hengtong Optic-electric Co., Ltd.	98,560	230,588

Hesteel Co., Ltd., Class A	284,800	105,574

Huadian Power International Corp., Ltd., Class H	2,642,000	1,003,875

Huadong Medicine Co., Ltd., Class A	53,160	186,462

Hualan Biological Engineering, Inc., Class A	45,900	231,989

Huaneng Power International, Inc., Class H	4,630,000	2,341,192

Huaneng Renewables Corp., Ltd., Class H	2,704,000	1,051,475

Huayi Brothers Media Corp., Class A(1)	312,765	208,409

Huayu Automotive Systems Co., Ltd.	82,100	306,599

Hubei Energy Group Co., Ltd., Class A	272,100	162,907

Hundsun Technologies, Inc.	28,795	322,098

Iflytek Co., Ltd., Class A	37,950	188,274

Industrial & Commercial Bank of China, Ltd., Class H	3,273,000	2,525,213

Industrial Bank Co., Ltd.	179,000	509,207

Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	139,968

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	152,596

JD.com, Inc. ADR(1)	39,400	1,388,062

Jiangsu Expressway Co., Ltd., Class H	796,000	1,090,774

Jiangsu Hengrui Medicine Co., Ltd.	60,259	758,102

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	244,779

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	238,093

Jiangxi Copper Co., Ltd., Class H	1,415,000	1,946,149

Jinke Properties Group Co., Ltd., Class A	244,151	269,146

9	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Jinyu Bio-Technology Co., Ltd.	73,710	$198,355

Jizhong Energy Resources Co., Ltd., Class A	283,400	149,045

Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	233,489

Kangde Xin Composite Material Group Co., Ltd., Class A(1)(3)	56,492	0

Kingboard Holdings., Ltd.	169,200	536,639

Kweichow Moutai Co., Ltd.	7,210	1,226,978

KWG Group Holdings, Ltd.	618,500	866,570

Lee & Man Paper Manufacturing, Ltd.	876,000	663,561

Lenovo Group, Ltd.	2,596,000	1,743,352

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	329,228

Leyou Technologies Holdings, Ltd.(1)(2)	1,240,000	370,590

Li Ning Co., Ltd.	477,312	1,431,594

Longfor Group Holdings, Ltd.(5)	428,500	2,006,656

LONGi Green Energy Technology Co., Ltd.	123,033	439,089

Lonking Holdings, Ltd.	2,438,000	732,522

Luxshare Precision Industry Co., Ltd., Class A	158,197	831,450

Luye Pharma Group, Ltd.(2)(5)	1,117,000	837,447

Luzhou Laojiao Co., Ltd., Class A	31,300	390,194

Maanshan Iron & Steel Co., Ltd., Class H(2)	2,099,000	851,068

MMG, Ltd.(1)	796,000	239,179

NARI Technology Co., Ltd.	85,600	260,628

NetEase, Inc. ADR	5,200	1,594,528

New Oriental Education & Technology Group, Inc. ADR(1)	18,405	2,231,606

Nine Dragons Paper Holdings, Ltd.	759,000	789,306

Oceanwide Holdings Co., Ltd., Class A	270,200	176,625

Offshore Oil Engineering Co., Ltd.	168,800	179,155

Oriental Energy Co., Ltd., Class A	127,300	142,224

Oriental Pearl Group Co., Ltd., Class A	300,595	404,440

Ourpalm Co., Ltd., Class A(1)	363,500	322,503

Perfect World Co. Ltd, Class A	59,700	379,234

PetroChina Co., Ltd., Class H	2,088,300	1,051,240

PICC Property & Casualty Co., Ltd., Class H	513,000	618,329

Ping An Bank Co., Ltd., Class A	161,100	381,175

Ping An Insurance (Group) Co. of China, Ltd., Class H	339,000	4,011,543

Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	151,700

Poly Developments and Holdings Group Co., Ltd., Class A	292,400	679,755

Poly Property Group Co., Ltd.	1,579,000	655,120

Power Construction Corp. of China, Ltd.	186,917	116,593

Qingling Motors Co., Ltd., Class H	1,448,966	353,209

RiseSun Real Estate Development Co., Ltd., Class A	147,265	208,017

SAIC Motor Corp., Ltd.	135,500	464,330

Sanan Optoelectronics Co., Ltd.	132,000	348,397

SDIC Power Holdings Co., Ltd.	112,800	148,722

Security	Shares	Value

China (continued)

Semiconductor Manufacturing International Corp.(1)(2)	1,241,200	$1,901,421

Shandong Gold Mining Co., Ltd.	62,032	288,067

Shanghai Electric Group Co., Ltd., Class H	1,644,000	540,211

Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	545,000	1,644,785

Shanghai Industrial Holdings, Ltd.	291,000	560,199

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,471,937

Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	393,571

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	158,787

Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	204,518

Shenergy Co., Ltd.	227,799	190,108

Shenwan Hongyuan Group Co., Ltd., Class A	357,100	262,871

Shenzhen Energy Group Co., Ltd., Class A	241,960	215,886

Shenzhen Inovance Technology Co., Ltd., Class A	60,600	266,989

Shenzhen Investment, Ltd.	1,384,000	554,678

Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	197,747

Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	161,260

Shenzhen Sunway Communication Co., Ltd., Class A(1)	52,400	341,795

Shenzhen World Union Group, Inc., Class A	291,100	156,919

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	135,825

Shimao Property Holdings, Ltd.	214,500	831,270

Shui On Land, Ltd.	1,556,500	342,069

Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	140,694

Sichuan Chuantou Energy Co., Ltd.	152,000	214,954

Sihuan Pharmaceutical Holdings Group, Ltd.	928,000	110,878

SINA Corp.(1)	8,700	347,391

Sino Biopharmaceutical, Ltd.	2,066,500	2,891,068

Sino-Ocean Group Holding, Ltd.	1,881,500	755,274

Sinopec Oilfield Service Corp., Class H(1)	4,801,500	525,030

Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	1,105,481

Sinopharm Group Co., Ltd., Class H	611,200	2,230,199

Sun Art Retail Group, Ltd.	1,281,000	1,554,361

Sunac China Holdings, Ltd.	433,000	2,585,022

Suning.com Co., Ltd, Class A	138,200	200,798

Tasly Pharmaceutical Group Co., Ltd.	82,976	183,791

TBEA Co., Ltd.	168,219	160,799

TCL Corp., Class A	372,800	239,679

Tencent Holdings, Ltd.	242,900	11,701,980

Tianqi Lithium Corp., Class A	41,411	179,742

Tingyi (Cayman Islands) Holding Corp.	1,198,000	2,044,672

Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	194,314

Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	148,422

TravelSky Technology, Ltd., Class H	984,000	2,402,139

Trip.com Group, Ltd. ADR(1)	72,700	2,438,358

Tsingtao Brewery Co., Ltd., Class H	338,000	2,270,737

10	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Uni-President China Holdings, Ltd.	290,000	$304,666

United Laboratories International Holdings, Ltd. (The)(2)	362,000	263,773

Wanhua Chemical Group Co., Ltd.	52,720	426,348

Want Want China Holdings, Ltd.	2,406,000	2,247,358

Weichai Power Co., Ltd., Class H	907,200	1,914,849

Wens Foodstuffs Group Co., Ltd., Class A	75,028	362,138

WH Group, Ltd.(5)	3,286,500	3,398,155

Wintime Energy Co., Ltd.(1)	659,389	135,699

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	133,400	516,474

Wuliangye Yibin Co., Ltd., Class A	31,400	600,917

Xiaomi Corp., Class B(1)(2)(5)	1,829,000	2,532,939

Xinhu Zhongbao Co., Ltd.	301,800	164,028

Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	102,223

Yang Quan Coal Industry Group Co., Ltd.	189,257	150,382

Yango Group Co., Ltd., Class A	259,600	317,336

Yangzijiang Shipbuilding Holdings, Ltd.	919,000	766,048

Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	1,484,226

Yonghui Superstores Co., Ltd.	140,200	151,900

Yuexiu Property Co., Ltd.	3,386,000	782,204

Yunnan Baiyao Group Co., Ltd., Class A	19,521	251,027

Zhaojin Mining Industry Co., Ltd., Class H	409,500	449,227

Zhejiang Dahua Technology Co., Ltd., Class A	94,600	270,827

Zhejiang Expressway Co., Ltd., Class H	870,000	793,161

Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	70,080	173,967

Zhejiang Longsheng Group Co., Ltd.	66,300	137,984

Zhejiang Zheneng Electric Power Co., Ltd.	246,600	140,304

Zhongjin Gold Corp., Ltd.	120,570	146,016

Zhuzhou CRRC Times Electric Co., Ltd., Class H	165,500	598,793

Zijin Mining Group Co., Ltd., Class H	7,732,000	3,840,257

ZTE Corp., Class H(1)	708,739	2,169,225

		$261,595,459

Colombia — 1.5%

Almacenes Exito SA	519,955	$2,195,458

Avianca Holdings SA, PFC Shares	554,449	310,348

Banco Davivienda SA, PFC Shares	67,155	939,328

Banco de Bogota SA	7,934	205,492

Bancolombia SA	86,292	1,155,030

Bancolombia SA ADR, PFC Shares	65,800	3,605,182

Celsia SA ESP	773,260	1,037,371

Cementos Argos SA	409,358	909,067

Cementos Argos SA, PFC Shares	190,626	329,382

Cemex Latam Holdings SA(1)	206,452	276,653

Corporacion Financiera Colombiana SA(1)	91,612	858,367

Ecopetrol SA	2,919,500	2,944,164

Security	Shares	Value

Colombia (continued)

Ecopetrol SA ADR	128,700	$2,568,852

Empresa de Telecommunicaciones de Bogota SA(1)	1,017,738	80,187

Grupo Argos SA	396,460	2,146,789

Grupo Argos SA, PFC Shares	140,122	575,453

Grupo Aval Acciones y Valores SA	890,538	396,881

Grupo Aval Acciones y Valores SA, PFC Shares	1,817,548	807,251

Grupo de Inversiones Suramericana SA	156,481	1,618,492

Grupo Energia Bogota SA ESP(1)	2,027,382	1,369,173

Grupo Nutresa SA	426,615	3,296,399

Interconexion Electrica SA	604,687	3,605,426

		$31,230,745

Croatia — 0.7%

AD Plastik DD(1)	38,787	$1,116,814

Adris Grupa DD, PFC Shares	32,935	2,457,656

Atlantic Grupa DD(1)	8,633	1,691,605

Atlantska Plovidba DD(1)	8,767	495,800

Ericsson Nikola Tesla DD(1)	5,610	1,183,875

Hrvatski Telekom DD(1)	150,167	3,960,861

Koncar-Elektroindustrija DD(1)	6,024	576,690

Kras DD(1)	1,486	178,082

Podravka Prehrambena Industrija DD(1)	24,476	1,785,678

Privredna Banka Zagreb DD(1)	2,890	359,327

Valamar Riviera DD(1)	226,365	1,330,899

Zagrebacka Banka DD(1)	30,550	285,523

		$15,422,810

Czech Republic — 0.8%

CEZ AS	310,357	$6,975,905

Komercni Banka AS	186,911	6,844,972

New World Resources PLC, Class A(1)(3)	860,500	0

O2 Czech Republic AS	29,400	303,428

Philip Morris CR AS	2,867	1,931,431

		$16,055,736

Egypt — 0.7%

Alexandria Mineral Oils Co.	699,616	$157,941

Commercial International Bank Egypt SAE	1,008,871	5,215,827

Eastern Co. SAE	1,649,020	1,554,161

Egypt Kuwait Holding Co. SAE	594,062	766,320

Egyptian Financial Group-Hermes Holding Co.	591,772	617,890

Egyptian International Pharmaceuticals EIPICO	106,780	465,428

Egyptian Resorts Co.(1)	2,375,648	355,054

ElSewedy Electric Co.	1,442,057	1,006,876

Ezz Steel Co SAE(1)	455,231	292,256

11	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Egypt (continued)

Juhayna Food Industries	1,017,936	$545,526

Maridive & Oil Services SAE(1)	282,662	63,369

Medinet Nasr Housing(1)	2,041,806	616,015

Orascom Investment Holding(1)	8,189,110	276,852

Oriental Weavers	756,427	499,395

Sidi Kerir Petrochemicals Co.	342,234	190,751

Six of October Development & Investment Co.	275,153	226,890

Talaat Moustafa Group	2,277,506	1,149,443

Telecom Egypt	945,777	600,811

		$14,600,805

Estonia — 0.4%

AS Merko Ehitus	75,000	$789,244

AS Tallink Grupp	5,354,470	5,862,275

AS Tallinna Kaubamaja Grupp	202,800	2,024,795

AS Tallinna Vesi	35,235	462,363

Baltika AS(1)	45,200	6,875

Nordecon AS	223,282	257,958

		$9,403,510

Ghana — 0.2%

Aluworks, Ltd.(1)	5,176,100	$90,809

CAL Bank, Ltd.	5,036,062	723,914

Ghana Commercial Bank, Ltd.	1,588,070	1,391,911

Societe Generale Ghana, Ltd.	1,345,362	170,037

Standard Chartered Bank of Ghana, Ltd.	283,150	915,266

Unilever Ghana, Ltd.	249,000	716,421

		$4,008,358

Greece — 1.5%

Aegean Airlines SA	64,124	$604,438

Alpha Bank AE(1)	1,125,175	2,430,583

Athens Water Supply & Sewage Co. SA	167,734	1,421,673

Costamare, Inc.	34,966	333,226

Diana Shipping, Inc.(1)	167,420	520,676

Eurobank Ergasias SA(1)	2,329,429	2,408,872

FF Group(1)(3)	43,721	0

GasLog, Ltd.	61,116	598,326

GEK Terna Holding Real Estate Construction SA(1)	95,856	814,651

Hellenic Exchanges — Athens Stock Exchange SA	114,224	594,218

Hellenic Petroleum SA	83,519	822,458

Hellenic Telecommunications Organization SA	287,755	4,605,990

Holding Co. ADMIE IPTO SA	535,395	1,395,236

JUMBO SA	105,427	2,194,187

LAMDA Development SA(1)	39,369	363,725

Security	Shares	Value

Greece (continued)

Motor Oil (Hellas) Corinth Refineries SA	82,221	$1,902,997

Mytilineos SA	124,177	1,363,840

National Bank of Greece SA(1)	121,470	412,361

OPAP SA	193,260	2,514,417

Piraeus Bank SA(1)	169,722	570,312

Public Power Corp. SA(1)	56,152	260,454

Star Bulk Carriers Corp.	62,600	739,306

StealthGas, Inc.(1)	81,587	279,843

Terna Energy SA(1)	5,946	51,109

Titan Cement International SA(1)	148,474	3,157,042

Tsakos Energy Navigation, Ltd.	95,900	418,124

Viohalco SA(1)	184,517	747,954

		$31,526,018

Hungary — 0.8%

Magyar Telekom Telecommunications PLC	795,136	$1,202,741

MOL Hungarian Oil & Gas PLC	402,895	4,016,103

OTP Bank Nyrt.	125,978	6,596,207

Richter Gedeon Nyrt.	187,196	4,070,712

		$15,885,763

India — 5.9%

ABB India, Ltd.	33,400	$603,377

ABB Power Products and Systems India, Ltd.(1)	6,680	98,078

ACC, Ltd.	33,034	669,844

Adani Enterprises, Ltd.	207,300	603,845

Adani Gas, Ltd.	119,200	272,246

Adani Ports and Special Economic Zone, Ltd.	299,117	1,535,199

Adani Power, Ltd.(1)	518,864	448,716

Aditya Birla Fashion and Retail, Ltd.(1)	137,831	446,666

Ambuja Cements, Ltd.	238,323	655,551

Apollo Hospitals Enterprise, Ltd.	61,400	1,239,096

Ashok Leyland, Ltd.	820,626	937,495

Asian Paints, Ltd.	86,989	2,182,197

Aurobindo Pharma, Ltd.	142,400	912,561

Axis Bank, Ltd.	123,238	1,299,971

Bajaj Auto, Ltd.	23,052	1,027,378

Bajaj Holdings & Investment, Ltd.	7,251	347,241

Bharat Forge, Ltd.	139,872	947,594

Bharat Heavy Electricals, Ltd.	555,450	337,883

Bharat Petroleum Corp., Ltd.	103,900	714,525

Bharti Airtel, Ltd.	1,056,437	6,749,544

Bharti Infratel, Ltd.	588,600	2,082,737

Biocon, Ltd.	159,598	656,545

Bosch, Ltd.	3,900	838,384

12	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

Cadila Healthcare, Ltd.	153,669	$546,763

Century Textiles & Industries, Ltd.	50,000	334,224

CESC, Ltd.	24,742	256,096

Cipla, Ltd.	129,087	864,415

Coal India, Ltd.	203,300	603,011

Colgate-Palmolive (India), Ltd.	18,900	385,940

Container Corp. of India, Ltd.	152,187	1,221,547

Cummins India, Ltd.	79,700	615,500

Dabur India, Ltd.	142,300	913,452

Divi’s Laboratories, Ltd.	49,800	1,283,379

DLF, Ltd.	576,442	1,860,225

Dr. Reddy’s Laboratories, Ltd.	24,300	977,708

Dr. Reddy’s Laboratories, Ltd. ADR	12,700	515,366

Eicher Motors, Ltd.	4,110	1,291,286

GAIL (India), Ltd.	1,028,456	1,744,068

GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	367,075

Glenmark Pharmaceuticals, Ltd.	49,900	242,602

Godrej Consumer Products, Ltd.	43,125	411,988

Grasim Industries, Ltd.	39,759	415,044

Great Eastern Shipping Co., Ltd. (The)	36,164	152,040

Havells India, Ltd.	119,300	1,082,175

HCL Technologies, Ltd.	152,382	1,214,977

HDFC Bank, Ltd.	180,862	3,235,845

Hemisphere Properties India, Ltd.(1)	167,800	349,220

Hero MotoCorp, Ltd.	31,338	1,074,161

Hindalco Industries, Ltd.	258,541	782,532

Hindustan Petroleum Corp., Ltd.	84,030	310,402

Hindustan Unilever, Ltd.	179,365	4,826,924

Hindustan Zinc, Ltd.(1)	193,759	569,591

Housing Development Finance Corp., Ltd.	99,057	3,350,053

ICICI Bank, Ltd.	224,611	1,702,606

Indiabulls Real Estate, Ltd.(1)	624,725	571,956

Indian Hotels Co., Ltd. (The)	208,584	421,942

Indian Oil Corp., Ltd.	353,490	621,914

Infosys, Ltd.	491,070	5,062,933

ITC, Ltd.	769,250	2,563,319

Jindal Steel & Power, Ltd.(1)	90,000	211,739

JSW Energy, Ltd.	1,072,483	1,038,575

JSW Steel, Ltd.	289,100	1,095,076

Kotak Mahindra Bank, Ltd.	59,899	1,414,294

Larsen & Toubro, Ltd.	95,849	1,752,673

Larsen & Toubro, Ltd. GDR(6)	45,759	840,701

LIC Housing Finance, Ltd.	62,800	381,860

Lupin, Ltd.	97,200	1,042,419

Mahindra & Mahindra, Ltd.	168,585	1,255,507

Maruti Suzuki India, Ltd.	28,553	2,948,693

Security	Shares	Value

India (continued)

Mphasis, Ltd.	18,625	$240,162

Nestle India, Ltd.	6,300	1,303,845

NHPC, Ltd.	1,887,800	634,709

NTPC, Ltd.	1,957,692	3,264,625

Oberoi Realty, Ltd.	69,496	516,645

Oil & Natural Gas Corp., Ltd.	393,263	708,756

Omaxe, Ltd.	79,785	177,200

Oracle Financial Services Software, Ltd.(1)	8,100	310,851

Petronet LNG, Ltd.	111,100	417,361

Phoenix Mills, Ltd. (The)	30,232	350,811

Piramal Enterprises, Ltd.	43,598	931,248

Power Grid Corporation of India, Ltd.	1,232,100	3,290,430

Reliance Industries, Ltd.	383,137	8,137,607

Reliance Infrastructure, Ltd.(1)	171,400	70,675

Siemens, Ltd.	52,700	1,105,681

State Bank of India GDR(1)(6)	16,880	790,076

Sun Pharmaceutical Industries, Ltd.	372,200	2,255,958

Tata Chemicals, Ltd.	58,600	548,644

Tata Communications, Ltd.	167,800	934,056

Tata Consultancy Services, Ltd.	122,570	3,717,178

Tata Global Beverages, Ltd.	58,700	264,273

Tata Motors, Ltd.(1)	232,316	600,058

Tata Power Co., Ltd. (The)	1,002,648	796,035

Tata Steel, Ltd.	120,340	794,940

Tech Mahindra, Ltd.	76,867	819,951

Titan Co., Ltd.	83,487	1,392,451

UltraTech Cement, Ltd.	35,541	2,019,794

United Spirits, Ltd.(1)	107,665	903,985

UPL, Ltd.	139,381	1,140,221

Vedanta, Ltd.	587,914	1,255,887

Vodafone Idea, Ltd.(1)	2,831,552	246,003

Voltas, Ltd.	93,385	858,748

Wipro, Ltd.	243,518	839,542

Zee Entertainment Enterprises, Ltd.	557,395	2,279,449

		$124,248,344

Indonesia — 3.0%

Adaro Energy Tbk PT	17,512,400	$1,957,034

AKR Corporindo Tbk PT	2,292,700	651,664

Alam Sutera Realty Tbk PT(1)	12,514,600	214,119

Aneka Tambang Tbk	8,587,500	519,285

Astra Argo Lestari Tbk PT	363,300	381,400

Astra International Tbk PT	14,098,200	7,022,210

Bank Central Asia Tbk PT	3,039,300	7,309,535

Bank Danamon Indonesia Tbk PT	554,381	157,604

Bank Mandiri Persero Tbk PT	4,976,000	2,749,556

13	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)

Bank Negara Indonesia Persero Tbk PT	2,456,800	$1,386,904

Bank Pan Indonesia Tbk PT(1)	3,629,372	348,651

Bank Rakyat Indonesia Persero Tbk PT	15,568,700	4,927,896

Bukit Asam Tbk PT	4,892,300	935,756

Bumi Serpong Damai Tbk PT(1)	8,439,700	760,615

Charoen Pokphand Indonesia Tbk PT	2,941,900	1,375,851

Ciputra Development Tbk PT	7,986,900	597,275

Gudang Garam Tbk PT	276,100	1,053,223

Hanson International Tbk PT(1)	110,720,800	398,681

Indah Kiat Pulp & Paper Corp. Tbk PT	2,136,200	1,182,247

Indo Tambangraya Megah Tbk PT	789,800	651,992

Indocement Tunggal Prakarsa Tbk PT	1,409,600	1,927,949

Indofood CBP Sukses Makmur Tbk PT	1,367,200	1,097,897

Indofood Sukses Makmur Tbk PT	2,312,500	1,318,552

Jasa Marga (Persero) Tbk PT	3,247,500	1,208,946

Kalbe Farma Tbk PT	26,757,600	3,119,714

Lippo Karawaci Tbk PT(1)	59,230,400	1,031,570

Mitra Keluarga Karyasehat Tbk PT	935,900	179,858

Pakuwon Jati Tbk PT	14,341,600	587,041

Perusahaan Gas Negara Tbk PT	10,557,200	1,646,084

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,674,800	392,982

PP Persero Tbk PT	4,793,002	545,891

Semen Indonesia Persero Tbk PT	2,390,700	2,061,599

Sigmagold Inti Perkasa Tbk PT(3)	27,503,000	0

Summarecon Agung Tbk PT	3,982,700	287,678

Telekomunikasi Indonesia Persero Tbk PT	22,832,800	6,541,075

Unilever Indonesia Tbk PT	533,700	1,613,334

United Tractors Tbk PT	1,706,100	2,641,553

Vale Indonesia Tbk PT(1)	4,748,000	1,242,599

Waskita Karya Persero Tbk PT	1,713,400	182,890

Wijaya Karya Persero Tbk PT	4,794,600	685,579

		$62,894,289

Jordan — 0.7%

Al-Eqbal Investment Co. PLC(1)	96,721	$1,678,466

Arab Bank PLC	830,934	6,741,352

Arab Potash Co. PLC	67,492	1,934,116

Bank of Jordan	244,874	725,044

Cairo Amman Bank	262,208	380,802

Capital Bank of Jordan	250,814	353,701

Jordan Ahli Bank	379,324	508,380

Jordan Islamic Bank	92,748	366,234

Jordan Kuwait Bank	51,749	183,349

Jordan Petroleum Refinery	325,755	1,484,188

Jordan Telecommunications Co.	170,289	346,132

Security	Shares	Value

Jordan (continued)

Jordanian Electric Power Co.	232,333	$399,613

		$15,101,377

Kazakhstan — 0.5%

Halyk Savings Bank of Kazakhstan JSC GDR(6)	183,389	$2,440,783

KAZ Minerals PLC	811,711	5,709,057

Kcell JSC GDR(6)	522,669	3,142,472

Nostrum Oil & Gas PLC(1)	494,453	111,449

		$11,403,761

Kenya — 0.7%

ARM Cement, Ltd.(1)(3)	1,677,000	$0

Bamburi Cement Co., Ltd.	460,041	364,163

Barclays Bank of Kenya, Ltd.	3,459,820	455,759

British American Tobacco Kenya, Ltd.	26,700	131,512

Centum Investment Co., Ltd.	1,020,080	297,300

Co-operative Bank of Kenya, Ltd. (The)	2,991,492	486,506

Diamond Trust Bank Kenya, Ltd.	201,400	229,062

East African Breweries, Ltd.	1,968,040	3,784,060

Equity Group Holdings PLC	4,700,400	2,479,017

KCB Group, Ltd.	3,064,960	1,633,905

Kenya Electricity Generating Co. PLC	1,875,100	106,933

Kenya Power & Lighting, Ltd.(1)	5,995,293	176,443

Nation Media Group PLC	442,376	173,940

NIC Group PLC	938,272	342,332

Safaricom PLC	15,345,700	4,781,251

Standard Chartered Bank Kenya, Ltd.	113,878	224,661

		$15,666,844

Kuwait — 1.5%

Agility Public Warehousing Co. KSC	1,187,939	$3,204,975

Ahli United Bank	365,176	411,793

Al-Mazaya Holding Co. KSCP(1)	1,077,409	210,447

ALAFCO Aviation Lease and Finance Co. KSCP	361,135	323,621

Boubyan Petrochemicals Co. KSCP	550,018	1,213,065

Burgan Bank SAK	478,308	479,628

Commercial Bank of Kuwait KSCP	1,268,314	2,210,238

Gulf Bank KSCP	844,008	843,713

Humansoft Holding Co. KSC	74,234	737,658

Kuwait Finance House KSCP	1,787,248	4,777,605

Kuwait International Bank KSCP	354,432	320,272

Kuwait Portland Cement Co. KSC	185,480	600,824

Kuwait Projects Co. Holdings KSC	382,496	272,515

Kuwait Real Estate Co. KSC(1)	698,515	241,895

Mabanee Co. SAKC	582,721	1,740,204

14	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)

Mobile Telecommunications Co.	2,457,378	$4,858,979

National Bank of Kuwait SAK	2,007,176	7,085,470

National Industries Group Holding SAK	1,038,263	825,125

National Investment Co.	645,000	293,420

National Real Estate Co. KPSC(1)	1,104,059	331,808

Sultan Center Food Products Co.(1)	1,062,766	182,381

VIVA Kuwait Telecom Co.	145,676	378,823

		$31,544,459

Latvia — 0.0%(4)

Grindeks	12,000	$198,936

		$198,936

Lebanon — 0.0%(4)

Bank Audi SAL GDR(6)	15,000	$22,500

		$22,500

Lithuania — 0.2%

Apranga PVA	363,680	$860,880

Energijos Skirstymo Operatorius AB(1)	370,141	332,946

Klaipedos Nafta AB	1,576,663	640,366

Panevezio Statybos Trestas(1)	323,592	272,575

Pieno Zvaigzdes	94,000	100,629

Rokiskio Suris	177,000	507,274

Siauliu Bankas	1,784,952	1,012,689

		$3,727,359

Malaysia — 2.9%

Aeon Co. (M) Bhd	1,017,000	$352,934

Alliance Bank Malaysia Bhd	330,800	212,845

AMMB Holdings Bhd	276,900	264,844

Astro Malaysia Holdings Bhd	599,200	186,233

Axiata Group Bhd	1,685,875	1,707,667

Batu Kawan Bhd	100,300	427,893

Berjaya Corp. Bhd(1)	2,573,043	157,459

Berjaya Sports Toto Bhd	468,894	295,817

Boustead Holdings Bhd	577,500	134,304

British American Tobacco Malaysia Bhd	62,600	230,944

Bumi Armada Bhd(1)	4,001,700	521,610

Bursa Malaysia Bhd	203,000	302,344

Capitaland Malaysia Mall Trust	1,763,200	431,087

CIMB Group Holdings Bhd	641,366	807,812

Datasonic Group Bhd	1,594,400	577,278

Dialog Group Bhd	2,846,250	2,405,657

Security	Shares	Value

Malaysia (continued)

Digi.com Bhd	1,360,900	$1,485,419

Eco World Development Group Bhd(1)	738,100	134,447

Fraser & Neave Holdings Bhd	45,500	387,756

Gamuda Bhd	1,487,900	1,419,004

Genting Bhd	1,560,000	2,308,416

Genting Malaysia Bhd	2,380,000	1,915,702

Genting Plantations Bhd	158,200	409,748

Globetronics Technology Bhd	839,766	479,274

Hartalega Holdings Bhd	1,018,200	1,365,218

Hong Leong Bank Bhd	108,500	459,133

Hong Leong Financial Group Bhd	66,200	273,661

IGB Real Estate Investment Trust	1,938,000	895,518

IHH Healthcare Bhd	1,909,800	2,556,981

IJM Corp. Bhd	1,497,540	795,052

Inari Amertron Bhd	3,678,750	1,532,511

IOI Corp. Bhd	852,068	960,720

IOI Properties Group Bhd	1,405,284	426,127

KLCCP Stapled Group	443,600	857,185

KNM Group Bhd(1)	2,915,075	267,914

Kossan Rubber Industries	430,700	438,282

KPJ Healthcare Bhd	1,612,800	372,876

Kuala Lumpur Kepong Bhd	131,750	799,402

LBS Bina Group Bhd	1,814,340	219,500

Magnum Bhd	617,940	388,313

Mah Sing Group Bhd	1,024,700	176,686

Malakoff Corp. Bhd	749,800	159,593

Malayan Banking Bhd	728,486	1,539,418

Malaysian Resources Corp. Bhd	853,000	152,367

Maxis Bhd	1,038,600	1,352,142

MISC Bhd	314,240	642,044

MMC Corp. Bhd	662,000	159,553

Muhibbah Engineering (M) Bhd	1,581,000	950,924

My EG Services Bhd	7,279,600	1,959,226

Nestle Malaysia Bhd	18,600	668,817

Pavilion Real Estate Investment Trust	771,100	328,234

Petronas Chemicals Group Bhd	1,596,500	2,869,075

Petronas Dagangan Bhd	419,800	2,370,945

Petronas Gas Bhd	268,500	1,091,482

PPB Group Bhd	166,860	768,939

Press Metal Aluminium Holdings Bhd	1,760,800	2,004,737

Public Bank Bhd	347,998	1,655,125

QL Resources Bhd	227,770	452,793

RHB Bank Bhd	233,159	329,407

Silverlake Axis, Ltd.	1,586,300	483,837

Sime Darby Bhd	1,019,709	553,511

Sime Darby Plantation Bhd	768,909	1,024,809

15	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)

Sime Darby Property Bhd	1,019,709	$228,511

SP Setia Bhd Group	2,202,360	862,449

Sunway Bhd	1,390,588	611,871

Sunway Real Estate Investment Trust	1,041,600	463,522

Supermax Corp. Bhd	708,738	240,971

Ta Ann Holdings Bhd	427,078	365,479

Telekom Malaysia Bhd	904,100	844,716

Tenaga Nasional Bhd	1,052,831	3,414,863

Top Glove Corp. Bhd	723,300	831,513

UEM Sunrise Bhd(1)	940,900	162,317

UMW Holdings Bhd	549,600	604,134

UOA Development Bhd	377,700	187,478

Velesto Energy Bhd(1)	3,181,847	296,559

VS Industry Bhd	850,875	279,110

YTL Corp. Bhd	2,679,048	641,935

YTL Power International Bhd	2,374,522	447,244

		$62,341,223

Mauritius — 0.7%

Alteo, Ltd.	901,317	$420,551

Attitude Property, Ltd.	1,092,500	404,867

CIEL, Ltd.	7,375,056	1,130,895

CIM Financial Services, Ltd.	2,411,765	477,601

ENL, Ltd.	1,075,117	770,517

IBL, Ltd.	309,981	471,151

Lavastone, Ltd.	2,649,077	168,029

MCB Group, Ltd.	843,206	7,395,730

Phoenix Beverages, Ltd.	33,742	536,240

Rogers & Co., Ltd.	608,300	610,559

SBM Holdings, Ltd.	12,882,557	2,291,073

Sun, Ltd., Class A	100,851	82,365

Terra Mauricia, Ltd.	506,473	280,020

United Basalt Products, Ltd.	187,150	720,388

		$15,759,986

Mexico — 5.7%

Alfa SAB de CV, Series A	3,831,920	$3,173,760

Alsea SAB de CV(1)	1,398,400	3,685,430

America Movil SAB de CV, Series L	16,356,990	13,063,099

Arca Continental SAB de CV	213,000	1,126,650

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(2)	434,800	593,301

Bolsa Mexicana de Valores SAB de CV(2)	477,200	1,049,424

Cemex SAB de CV, Series CPO(2)	12,220,018	4,575,842

Coca-Cola Femsa SAB de CV, Series L	192,600	1,169,403

Security	Shares	Value

Mexico (continued)

Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	$379,960

El Puerto de Liverpool SAB de CV(2)	262,181	1,300,678

Empresas ICA SAB de CV(1)(3)	2,075,736	0

Fibra Uno Administracion SA de CV	2,059,767	3,189,738

Fomento Economico Mexicano SAB de CV, Series UBD	1,139,100	10,743,657

Genomma Lab Internacional SAB de CV(1)	2,039,300	2,022,313

Gentera SAB de CV	715,562	733,822

Grupo Aeroportuario del Centro Norte SAB de CV	143,800	1,076,627

Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,800	4,407,632

Grupo Aeroportuario del Sureste SAB de CV, Class B	242,244	4,538,544

Grupo Bimbo SAB de CV, Series A	1,312,108	2,390,698

Grupo Carso SAB de CV, Series A1	894,800	3,307,554

Grupo Comercial Chedraui SA de CV	56,308	80,646

Grupo Elektra SAB de CV(2)	97,459	7,178,694

Grupo Financiero Banorte SAB de CV, Class O	1,617,100	9,028,220

Grupo Financiero Inbursa SAB de CV, Class O	2,217,316	2,720,705

Grupo Mexico SAB de CV, Series B	3,564,135	9,798,426

Grupo Televisa SAB, Series CPO(2)	3,320,471	7,785,084

Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	973,530	2,111,053

Industrias CH SAB de CV, Series B(1)	194,112	956,007

Industrias Penoles SAB de CV	112,429	1,177,479

Infraestructura Energetica Nova SAB de CV	250,400	1,175,751

Kimberly-Clark de Mexico SAB de CV, Class A	633,710	1,261,220

Megacable Holdings SAB de CV, Series CPO	40,500	165,877

Minera Frisco SAB de CV(1)	592,070	95,195

Nemak SAB de CV(2)(5)	325,400	136,476

Orbia Advance Corp. SAB de CV	1,247,467	2,660,207

Promotora y Operadora de Infraestructura SAB de CV	302,755	3,098,725

Telesites SAB de CV(1)(2)	2,243,364	1,661,092

Ternium SA ADR(2)	40,022	880,484

Wal-Mart de Mexico SAB de CV, Series V	2,523,064	7,243,259

		$121,742,732

Morocco — 0.7%

Attijariwafa Bank	55,983	$2,923,006

Banque Centrale Populaire	42,994	1,247,155

BMCE Bank	36,165	725,653

Cosumar	49,943	1,143,522

Delta Holding SA	35,000	125,058

Douja Promotion Groupe Addoha SA(1)	372,601	439,962

Label Vie	2,568	721,227

LafargeHolcim Maroc SA	10,232	1,980,579

Lesieur Cristal	38,360	720,761

Managem SA	6,698	594,589

Maroc Telecom	163,550	2,615,424

16	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)

Marocaine Pour Le Commerce et L’Industrie Banque	3,030	$226,817

Societe d’Exploitation des Ports	28,600	619,409

Sonasid	2,314	60,395

TAQA Morocco SA	13,288	1,290,047

Wafa Assurance	716	292,098

		$15,725,702

Nigeria — 0.7%

Access Bank PLC	32,908,148	$905,067

Dangote Cement PLC	4,680,691	1,832,134

Dangote Sugar Refinery PLC	4,385,654	161,334

Ecobank Transnational, Inc.(1)	12,099,560	217,236

FBN Holdings PLC	55,335,508	939,305

Flour Mills of Nigeria PLC	2,929,523	158,768

Forte Oil PLC	2,086,402	94,064

Guaranty Trust Bank PLC	29,136,638	2,325,661

Guiness Nigeria PLC	1,245,140	102,863

Lafarge Africa PLC(1)	6,063,228	241,132

Lekoil, Ltd.(1)	1,110,205	68,451

Nestle Nigeria PLC	496,712	1,917,932

Nigerian Breweries PLC	9,809,462	1,590,568

Oando PLC(1)	14,592,401	160,161

SEPLAT Petroleum Development Co. PLC(5)	728,540	1,184,414

Stanbic IBTC Holdings PLC	3,126,624	353,020

Transnational Corp. of Nigeria PLC	22,334,373	60,692

Unilever Nigeria PLC	2,074,728	114,948

United Bank for Africa PLC	44,535,174	874,708

Zenith Bank PLC	35,666,195	1,823,445

		$15,125,903

Oman — 0.7%

Bank Dhofar SAOG	2,283,543	$728,367

Bank Muscat SAOG	2,986,059	3,367,380

Bank Nizwa SAOG(1)	941,624	229,788

Dhofar International Development & Investment Holding SAOG(1)	332,227	233,092

HSBC Bank Oman SAOG	1,406,377	441,640

National Bank of Oman SAOG	2,128,885	1,016,463

Oman Cables Industry SAOG	192,264	263,434

Oman Cement Co. SAOG	956,735	565,784

Oman Flour Mills Co. SAOG	543,700	859,450

Oman Telecommunications Co. SAOG	1,348,933	2,155,848

Ominvest	813,509	696,155

Ooredoo	1,187,078	1,628,321

Raysut Cement Co. SAOG	309,576	337,858

Security	Shares	Value

Oman (continued)

Renaissance Services SAOG(1)	1,337,017	$1,043,970

Sembcorp Salalah Power & Water Co.	554,425	194,288

Shell Oman Marketing Co. SAOG	48,758	150,263

Sohar International Bank SAOG	3,976,382	1,094,871

		$15,006,972

Pakistan — 0.7%

Bank Alfalah, Ltd.	1,623,333	$480,264

Engro Corp., Ltd.	448,267	999,038

Engro Fertilizers, Ltd.	845,500	398,889

Engro Foods, Ltd.(1)	380,600	193,359

Fauji Cement Co., Ltd.	1,178,000	118,912

Fauji Fertilizer Bin Qasim, Ltd.	841,000	105,802

Fauji Fertilizer Co., Ltd.	902,614	592,664

Habib Bank, Ltd.	915,433	938,190

Hascol Petroleum, Ltd.(1)	843,998	145,903

Hub Power Co., Ltd. (The)(1)	3,237,422	1,965,554

International Steels, Ltd.	486,900	181,109

K-Electric, Ltd.(1)	10,456,000	295,828

Lucky Cement, Ltd.	270,250	743,748

Maple Leaf Cement Factory, Ltd.	567,750	84,982

Mari Petroleum Co., Ltd.	35,322	302,618

MCB Bank, Ltd.	941,025	1,282,949

Millat Tractors, Ltd.	114,576	518,063

National Bank of Pakistan(1)	1,144,026	319,990

Nishat Mills, Ltd.	1,279,280	872,412

Oil & Gas Development Co., Ltd.	568,127	522,536

Packages, Ltd.	93,450	239,345

Pak Elektron, Ltd.(1)	1,445,000	252,799

Pakistan Petroleum, Ltd.	1,789,718	1,584,969

Pakistan State Oil Co., Ltd.	332,619	412,046

Searle Co., Ltd. (The)	366,996	444,943

SUI Northern Gas Pipelines, Ltd.	1,204,775	591,430

United Bank, Ltd.	758,625	808,849

		$15,397,191

Panama — 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	72,000	$1,539,360

Copa Holdings SA, Class A	39,208	4,237,601

		$5,776,961

Peru — 1.5%

Alicorp SAA	914,981	$2,540,847

Cementos Pacasmayo SAA	174,644	324,196

17	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru (continued)

Cia de Minas Buenaventura SA ADR	280,456	$4,234,886

Credicorp, Ltd.	62,296	13,277,147

Enel Generacion Peru SAA	1,274,685	848,379

Ferreycorp SAA	872,283	576,607

Grana y Montero SAA(1)	598,807	305,459

Minsur SA	796,651	365,502

Nexa Resources Peru SAA	371,205	386,555

Sociedad Minera Cerro Verde SAA	22,281	430,023

Southern Copper Corp.	178,955	7,602,008

		$30,891,609

Philippines — 2.9%

Aboitiz Equity Ventures, Inc.	1,284,350	$1,303,927

Aboitiz Power Corp.	2,545,800	1,719,288

Alliance Global Group, Inc.	2,897,300	666,586

Altus San Nicolas Corp.(1)	22,835	0

Ayala Corp.	133,638	2,069,952

Ayala Land, Inc.	3,137,408	2,813,973

Ayala Land, Inc., PFC Shares(3)	3,534,608	0

Bank of the Philippine Islands	1,056,153	1,831,729

BDO Unibank, Inc.	1,052,919	3,282,251

Bloomberry Resorts Corp.	8,550,000	1,906,559

CEMEX Holdings Philippines, Inc.(1)(5)	3,723,800	147,573

Century Pacific Food, Inc.	1,007,500	301,848

Cosco Capital, Inc.	1,868,100	252,708

D&L Industries, Inc.	4,542,000	851,890

DMCI Holdings, Inc.	2,556,500	333,423

Emperador, Inc.(1)	1,396,500	198,800

Filinvest Land, Inc.	9,742,546	288,140

First Gen Corp.	1,826,760	870,714

First Philippine Holdings Corp.	403,650	549,224

Global Ferronickel Holdings, Inc.(1)	7,533,659	266,264

Globe Telecom, Inc.	48,375	1,929,107

GT Capital Holdings, Inc.	36,925	617,049

International Container Terminal Services, Inc.	456,200	1,156,167

JG Summit Holdings, Inc.	1,525,150	2,430,711

Jollibee Foods Corp.	824,340	3,512,364

Lopez Holdings Corp.	4,810,900	352,757

LT Group, Inc.	1,987,400	470,144

Manila Electric Co.	464,684	2,907,154

Manila Water Co.	908,100	185,878

Megaworld Corp.	8,043,300	636,129

Metro Pacific Investments Corp.	8,066,300	553,742

Metropolitan Bank & Trust Co.	1,137,759	1,488,608

Nickel Asia Corp.	16,433,888	1,099,124

Security	Shares	Value

Philippines (continued)

Petron Corp.	2,395,000	$182,450

PLDT, Inc.	151,550	2,972,549

Puregold Price Club, Inc.	1,964,200	1,539,957

Robinsons Land Corp.	1,186,015	644,890

Robinsons Retail Holdings, Inc.	744,890	1,179,126

San Miguel Corp.	299,500	969,794

Security Bank Corp.	189,530	729,190

Semirara Mining & Power Corp.	3,919,320	1,701,796

SM Investments Corp.	256,280	5,273,773

SM Prime Holdings, Inc.	5,883,850	4,883,647

Universal Robina Corp.	1,454,270	4,159,250

Vista Land & Lifescapes, Inc.	3,321,500	506,778

		$61,736,983

Poland — 2.9%

Alior Bank SA(1)	53,274	$402,494

AmRest Holdings SE(1)	244,410	2,787,198

Asseco Poland SA	248,427	4,175,049

Bank Handlowy w Warszawie SA	38,385	524,074

Bank Millennium SA(1)	513,633	790,487

Bank Polska Kasa Opieki SA	103,885	2,749,161

Boryszew SA(1)	315,000	350,920

Budimex SA	50,276	2,272,834

CCC SA	27,466	796,304

CD Projekt SA	49,801	3,672,314

Ciech SA(1)	40,900	427,573

Cyfrowy Polsat SA	418,326	3,075,388

Enea SA(1)	145,490	303,614

Energa SA(1)	389,300	726,098

Eurocash SA	188,203	1,081,614

Globe Trade Centre SA	183,554	469,073

Grupa Azoty SA(1)	31,054	239,820

Grupa Lotos SA	75,020	1,654,842

ING Bank Slaski SA	15,900	848,958

Jastrzebska Spolka Weglowa SA	141,722	799,671

KGHM Polska Miedz SA(1)	162,911	4,109,429

KRUK SA	14,083	621,730

LPP SA	1,852	4,305,479

Lubelski Wegiel Bogdanka SA	10,688	98,079

mBank SA(1)	10,853	1,113,943

Netia SA(1)	200,837	234,417

Orange Polska SA(1)	1,021,745	1,916,667

PGE SA(1)	1,925,400	4,034,617

Polski Koncern Naftowy ORLEN SA	215,147	4,866,528

Polskie Gornictwo Naftowe i Gazownictwo SA	1,478,031	1,685,829

18	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)

Powszechna Kasa Oszczednosci Bank Polski SA	533,768	$4,845,893

Powszechny Zaklad Ubezpieczen SA	355,674	3,756,432

Santander Bank Polska SA	19,704	1,596,291

Tauron Polska Energia SA(1)	2,458,454	1,060,985

		$62,393,805

Qatar — 1.4%

Aamal Co. QSC	970,220	$215,369

Al Meera Consumer Goods Co.	64,060	267,614

Barwa Real Estate Co.	1,964,990	1,898,559

Commercial Bank PSQC (The)	696,150	894,784

Doha Bank QPSC	468,201	323,525

Gulf International Services QSC(1)	697,440	327,978

Gulf Warehousing Co.	329,000	492,811

Industries Qatar	1,202,850	3,378,322

Masraf Al Rayan QSC	1,284,608	1,389,471

Mazaya Qatar Real Estate Development QSC	1,379,460	270,981

Medicare Group	133,820	308,970

Ooredoo QPSC	1,303,300	2,518,374

Qatar Electricity & Water Co. QSC	604,150	2,654,838

Qatar Gas Transport Co., Ltd.	3,407,120	2,223,599

Qatar Insurance Co.	623,960	538,420

Qatar International Islamic Bank	109,238	288,768

Qatar Islamic Bank	406,459	1,701,732

Qatar National Bank QPSC	1,439,689	8,098,685

Qatar National Cement Co. QSC	133,280	205,600

Qatar Navigation QSC	356,890	594,339

United Development Co. QSC	1,975,740	820,184

Vodafone Qatar QSC	2,046,520	648,103

		$30,061,026

Romania — 0.7%

Antibiotice SA	1,843,129	$219,538

Banca Transilvania SA	7,399,893	4,499,543

BRD-Groupe Societe Generale SA	385,733	1,431,880

OMV Petrom SA	27,905,322	2,923,286

Societatea Energetica Electrica SA	488,152	1,218,646

Societatea Nationala de Gaze Naturale ROMGAZ SA	243,335	2,115,216

Societatea Nationala Nuclearelectrica SA	322,130	1,076,065

Transelectrica SA	149,622	692,558

Transgaz SA Medias	11,088	935,118

		$15,111,850

Security	Shares	Value

Russia — 6.0%

Aeroflot PJSC	91,240	$152,390

Alrosa PJSC	1,453,700	1,973,968

Etalon Group PLC GDR(6)	78,319	136,385

Evraz PLC	192,475	1,030,669

Federal Grid Co. Unified Energy System PJSC	293,180,600	950,611

Gazprom PJSC ADR	1,967,167	16,236,058

Globaltrans Investment PLC GDR(6)(7)	77	681

Globaltrans Investment PLC GDR(6)(7)	206,458	1,829,435

Inter RAO UES PJSC	28,782,001	2,326,796

Lukoil PJSC ADR	140,196	13,964,443

Magnitogorsk Iron & Steel Works PJSC	1,254,700	849,260

Mail.ru Group, Ltd. GDR(1)	100,385	2,236,886

MMC Norilsk Nickel PJSC ADR(7)	288,978	8,837,309

MMC Norilsk Nickel PJSC ADR(7)	2,948	89,885

Mobile TeleSystems PJSC	772,793	3,982,240

Moscow Exchange MICEX-RTS PJSC	934,830	1,622,115

Mosenergo PJSC	12,772,962	465,097

Novatek PJSC GDR(6)	32,728	6,663,948

Novolipetsk Steel PJSC GDR	64,899	1,496,046

PhosAgro PJSC GDR(6)	78,880	1,002,782

PIK Group PJSC	113,450	735,122

Polymetal International PLC	132,467	2,094,975

QIWI PLC ADR(2)	30,300	586,608

Rosneft Oil Co. PJSC GDR(6)	407,220	2,956,378

Rosseti PJSC	30,609,873	680,070

Rostelecom PJSC	554,268	701,400

Rostelecom PJSC ADR(2)	31,284	234,786

RusHydro PJSC	143,315,952	1,284,308

Sberbank of Russia PJSC	4,318,210	17,736,192

Severstal PJSC GDR(6)	128,425	1,943,532

Sistema PJSFC	1,307,600	322,256

Sistema PJSFC GDR(6)	136,806	666,745

Surgutneftegas PJSC ADR	336,417	2,723,318

Surgutneftegas PJSC, PFC Shares	2,335,017	1,426,688

Surgutneftegas PJSC ADR, PFC Shares	73,700	457,677

Tatneft PJSC ADR	84,623	6,265,749

Transneft PJSC, PFC Shares	541	1,539,233

Unipro PJSC	7,701,000	346,360

United Wagon Co. PJSC(1)	21,700	109,852

VEON, Ltd. ADR	471,930	1,193,983

VTB Bank PJSC GDR(6)	486,602	712,488

X5 Retail Group NV GDR(6)	203,490	7,023,206

Yandex NV, Class A(1)	201,900	8,780,631

		$126,368,561

19	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Saudi Arabia — 2.8%

Abdullah Al Othaim Markets Co.	51,043	$1,109,419

Advanced Petrochemical Co.	22,110	291,553

Al Babtain Power & Telecommunication Co.	16,768	120,605

Al Hammadi Co. for Development and Investment(1)	86,192	483,048

Al Rajhi Bank	112,533	1,962,372

Alandalus Property Co.	155,313	646,747

Aldrees Petroleum and Transport Services Co.	53,394	888,572

Alinma Bank	61,167	413,331

Almarai Co. JSC	248,635	3,283,981

Arab National Bank	30,500	222,644

Arriyadh Development Co.	182,126	728,359

Bank Al-Jazira	74,855	300,383

Bank AlBilad	48,187	345,410

Banque Saudi Fransi	42,651	430,931

Batic Investments and Logistic Co.(1)	28,296	219,822

Bawan Co.(1)	29,236	125,187

Co. for Cooperative Insurance (The)(1)	6,486	132,695

Dallah Healthcare Co.	50,229	626,813

Dar Al Arkan Real Estate Development Co.(1)	908,719	2,666,682

Dur Hospitality Co.	23,004	143,350

Emaar Economic City(1)	756,125	1,925,805

Etihad Etisalat Co.(1)	143,985	959,396

Fawaz Abdulaziz Al Hokair & Co.(1)	94,697	646,591

Herfy Food Services Co.	12,431	177,886

Jarir Marketing Co.	64,179	2,833,341

Leejam Sports Co. JSC	29,620	639,996

Middle East Healthcare Co.(1)	75,420	596,817

Mobile Telecommunications Co. Saudi Arabia(1)	108,158	338,486

Mouwasat Medical Services Co.	72,906	1,709,555

National Agriculture Development Co. (The)(1)	38,301	281,890

National Commercial Bank	123,535	1,621,798

National Gas & Industrialization Co.	60,724	500,053

National Industrialization Co.(1)	65,180	237,774

National Medical Care Co.	25,900	335,588

Rabigh Refining & Petrochemical Co.(1)	144,000	831,747

Riyad Bank	146,137	935,315

Riyad REIT Fund	60,724	140,922

Sahara International Petrochemical Co.	81,973	392,460

Samba Financial Group	106,288	919,577

Saudi Airlines Catering Co.	35,555	974,162

Saudi Arabian Fertilizer Co.	34,233	707,320

Saudi Arabian Mining Co.(1)	57,119	676,275

Saudi Automotive Services Co.	34,664	271,856

Saudi Basic Industries Corp.	129,905	3,254,269

Saudi British Bank (The)	17,569	162,463

Saudi Cement Co.	15,800	295,108

Security	Shares	Value

Saudi Arabia (continued)

Saudi Ceramic Co.(1)	42,675	$412,720

Saudi Chemical Co. Holding	72,268	462,145

Saudi Co. for Hardware CJSC	21,276	295,202

Saudi Electricity Co.	1,129,498	6,087,138

Saudi Ground Services Co.	148,286	1,386,319

Saudi Industrial Investment Group	49,800	318,719

Saudi Industrial Services Co.	58,231	304,415

Saudi Kayan Petrochemical Co.(1)	144,700	428,611

Saudi Public Transport Co.(1)	89,877	430,680

Saudi Real Estate Co.(1)	60,549	220,221

Saudi Research & Marketing Group(1)	12,391	256,433

Saudi Telecom Co.	225,850	6,128,294

Saudia Dairy & Foodstuff Co.	16,637	634,686

Savola Group (The)(1)	233,094	2,134,382

Seera Group Holding	142,528	832,235

United Electronics Co.	38,471	769,078

United International Transportation Co.	73,021	710,346

Yanbu Cement Co.	27,200	276,686

Yanbu National Petrochemical Co.	39,763	593,427

		$60,190,091

Slovenia — 0.7%

Cinkarna Celje DD	3,106	$653,194

KRKA DD	70,264	5,771,160

Luka Koper	26,836	679,973

Petrol	10,672	4,487,266

Pozavarovalnica Sava DD	41,134	830,489

Telekom Slovenije DD	21,374	1,305,819

Zavarovalnica Triglav DD	50,969	1,897,919

		$15,625,820

South Africa — 5.9%

Absa Group, Ltd.	203,773	$2,173,861

AECI, Ltd.	108,017	824,805

African Rainbow Minerals, Ltd.	33,300	389,870

Anglo American Platinum, Ltd.	15,100	1,406,334

AngloGold Ashanti, Ltd.	70,634	1,604,509

AngloGold Ashanti, Ltd. ADR	79,199	1,769,306

Aspen Pharmacare Holdings, Ltd.(1)	301,772	2,573,597

Assore, Ltd.	24,358	472,703

Astral Foods, Ltd.	26,100	404,440

AVI, Ltd.	228,000	1,449,032

Barloworld, Ltd.	463,800	3,734,806

Bid Corp., Ltd.	360,203	8,494,140

Bidvest Group, Ltd. (The)	455,103	6,653,148

20	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

Clicks Group, Ltd.	218,200	$4,000,799

DataTec, Ltd.	305,900	723,378

Discovery, Ltd.	221,254	1,907,051

Exxaro Resources, Ltd.	92,500	864,681

FirstRand, Ltd.	589,585	2,645,456

Foschini Group, Ltd. (The)(2)	104,323	1,114,326

Gold Fields, Ltd.	255,380	1,743,136

Grindrod, Ltd.	350,600	126,114

Growthpoint Properties, Ltd.	1,244,700	1,966,264

Hosken Consolidated Investments, Ltd.	33,700	218,823

Hyprop Investments, Ltd.	65,400	262,061

Impala Platinum Holdings, Ltd.(1)	133,586	1,364,894

Imperial Logistics, Ltd.	130,900	546,890

Investec, Ltd.	156,600	928,513

JSE, Ltd.	45,700	390,794

Kumba Iron Ore, Ltd.	22,200	660,501

Liberty Holdings, Ltd.	67,700	535,255

Life Healthcare Group Holdings, Ltd.	709,548	1,247,439

Massmart Holdings, Ltd.(2)	48,804	178,955

Momentum Metropolitan Holdings	554,133	864,366

Motus Holdings, Ltd.	130,900	762,387

Mr Price Group, Ltd.	188,400	2,459,673

MTN Group, Ltd.(2)	1,173,530	6,918,127

MultiChoice Group(1)	74,460	620,345

Murray & Roberts Holdings, Ltd.	689,700	524,679

Nampak, Ltd.(1)	677,282	330,481

Naspers, Ltd., Class N	70,060	11,465,102

Nedbank Group, Ltd.	141,600	2,168,147

Netcare, Ltd.(2)	659,100	916,166

Northam Platinum, Ltd.(1)	298,659	2,633,572

Oceana Group, Ltd.	53,675	235,524

Pick’n Pay Stores, Ltd.	213,731	975,290

Rand Merchant Investment Holdings, Ltd.	449,000	990,086

Redefine Properties, Ltd.	1,959,096	1,057,726

Remgro, Ltd.	140,505	1,959,243

Reunert, Ltd.	401,800	2,084,331

RMB Holdings, Ltd.	273,400	1,572,518

Sanlam, Ltd.	499,901	2,824,380

Santam, Ltd.	27,610	572,338

Sappi, Ltd.(1)	474,287	1,477,077

Sasol, Ltd.	280,559	6,086,906

Shoprite Holdings, Ltd.	392,447	3,529,683

Sibanye Gold, Ltd.(1)(2)	1,116,045	2,851,659

SPAR Group, Ltd. (The)	79,260	1,119,708

Standard Bank Group, Ltd.	284,319	3,419,777

Steinhoff International Holdings NV(1)	1,020,600	61,718

Security	Shares	Value

South Africa (continued)

Telkom SA SOC, Ltd.	333,000	$829,015

Tiger Brands, Ltd.(2)	171,187	2,576,807

Truworths International, Ltd.	299,341	1,053,429

Vodacom Group, Ltd.	444,200	3,659,224

Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,095,865

Woolworths Holdings, Ltd.	355,542	1,235,494

		$124,306,724

South Korea — 5.9%

AMOREPACIFIC Corp.	10,613	$1,827,738

AMOREPACIFIC Group	19,571	1,398,151

BNK Financial Group, Inc.	55,807	368,872

Bukwang Pharmaceutical Co., Ltd.(2)	50,526	626,120

Cell Biotech Co., Ltd.	7,242	118,270

Celltrion, Inc.(1)(2)	21,642	3,373,695

Chabiotech Co., Ltd.(1)	12,772	158,736

Cheil Worldwide, Inc.	38,050	791,214

CJ CheilJedang Corp.	3,500	763,167

CJ Corp.	7,083	590,597

CJ ENM Co., Ltd.	1,122	154,681

CJ Logistics Corp.(1)	4,378	585,875

Daelim Industrial Co., Ltd.	6,870	537,437

Daesang Corp.	29,700	595,840

Daewoo Engineering & Construction Co., Ltd.(1)	60,100	246,174

Daewoo Industrial Development Co., Ltd.(1)	3,501	5,116

DB Insurance Co., Ltd.	9,442	426,509

DGB Financial Group Co., Ltd.	64,880	398,853

Dong-A ST Co., Ltd.	5,069	520,636

Doosan Corp.	4,167	253,278

Doosan Fuel Cell Co., Ltd.(1)	13,936	105,564

Doosan Solus Co., Ltd.(1)	7,681	135,162

E-MART, Inc.(2)	8,311	914,381

Green Cross Corp.	2,863	326,953

Green Cross Holdings Corp.	9,800	188,173

GS Engineering & Construction Corp.	30,870	826,141

GS Holdings Corp.	40,856	1,822,748

Hana Financial Group, Inc.	51,127	1,626,247

Hanjin Kal Corp.(2)	8,977	309,216

Hanjin Transportation Co., Ltd.	10,500	271,742

Hankook Tire and Technology Co., Ltd.	27,617	799,766

Hanmi Pharm Co., Ltd.	3,223	823,834

Hanmi Science Co., Ltd.	22,940	757,952

Hanwha Chemical Corp.(1)	65,820	1,070,020

Hanwha Corp.	27,900	601,716

HDC Holdings Co., Ltd.	11,087	105,509

21	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

HDC Hyundai Development Co-Engineering & Construction, Class E	15,492	$342,546

Helixmith Co., Ltd.(1)	8,082	643,912

Hotel Shilla Co., Ltd.	12,750	996,545

Hyosung Advanced Materials Corp.(1)	2,398	229,620

Hyosung Chemical Corp.	1,707	213,215

Hyosung Corp.	7,385	503,599

Hyosung Heavy Industries Corp.(1)	4,991	114,504

Hyosung TNC Co., Ltd.	2,316	308,219

Hyundai Department Store Co., Ltd.	5,600	401,572

Hyundai Engineering & Construction Co., Ltd.	22,703	828,192

Hyundai Glovis Co., Ltd.	7,328	904,171

Hyundai Marine & Fire Insurance Co., Ltd.	14,350	333,994

Hyundai Mobis Co., Ltd.	12,626	2,793,382

Hyundai Motor Co.	27,290	2,842,440

Hyundai Steel Co.	18,270	495,339

Hyundai Wia Corp.	6,700	290,310

InBody Co., Ltd.	11,574	236,132

Industrial Bank of Korea(1)	44,000	448,506

Kangwon Land, Inc.	36,658	937,786

KB Financial Group, Inc.(1)	58,207	2,398,009

KCC Corp.	1,710	344,701

Kia Motors Corp.	56,087	2,141,991

KIWOOM Securities Co., Ltd.	5,067	346,902

Korea Electric Power Corp.(1)	106,430	2,553,532

Korea Gas Corp.	15,047	491,684

Korea Investment Holdings Co., Ltd.	10,700	668,230

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	194,125

Korea Zinc Co., Ltd.	4,095	1,504,811

Korean Air Lines Co., Ltd.	18,577	456,740

Korean Reinsurance Co.	52,474	413,262

KT&G Corp.(1)(2)	47,796	3,867,056

Kumho Petrochemical Co., Ltd.	4,900	327,696

LG Chem, Ltd.	12,024	3,295,229

LG Corp.	28,377	1,808,110

LG Display Co., Ltd.(1)	33,200	464,472

LG Electronics, Inc.(1)	9,019	560,235

LG Hausys, Ltd.	4,611	218,138

LG Household & Health Care, Ltd.	3,551	3,857,279

LG Uplus Corp.	278,220	3,412,439

Lotte Chemical Corp.	7,483	1,445,741

Lotte Corp.	5,150	173,099

LOTTE Fine Chemical Co., Ltd.	10,800	421,295

Lotte Shopping Co., Ltd.	4,018	470,070

LS Corp.	7,030	289,996

LS Industrial Systems Co., Ltd.	4,500	211,933

Security	Shares	Value

South Korea (continued)

Macrogen, Inc.(1)	13,950	$298,245

Medy-Tox, Inc.	2,760	717,756

Mirae Asset Daewoo Co., Ltd.	19,799	128,817

Naver Corp.	15,655	2,518,810

NCsoft Corp.(2)	5,300	2,473,006

NH Investment & Securities Co., Ltd.	51,222	560,330

Nong Shim Co., Ltd.	1,100	228,662

Orion Corp. of Republic of Korea	7,895	720,031

Osstem Implant Co., Ltd.(1)	12,166	445,077

POSCO	20,045	4,074,419

Posco International Corp.	10,502	168,946

S-Oil Corp.(2)	24,372	2,001,716

S1 Corp.	10,130	821,201

Samsung Biologics Co., Ltd.(1)(5)	5,364	2,001,732

Samsung C&T Corp.	7,152	669,610

Samsung Card Co., Ltd.	10,660	355,741

Samsung Electro-Mechanics Co., Ltd.	6,216	668,600

Samsung Electronics Co., Ltd.	249,054	12,001,126

Samsung Fire & Marine Insurance Co., Ltd.	4,963	1,043,398

Samsung Life Insurance Co., Ltd.	16,204	1,041,750

Samsung SDI Co., Ltd.(1)	5,742	1,169,721

Samsung Securities Co., Ltd.	14,212	473,333

Seegene, Inc.(1)	19,291	509,448

Shinhan Financial Group Co., Ltd.(1)	67,570	2,533,388

Shinsegae, Inc.	2,179	543,204

SK Chemicals Co., Ltd.	6,265	346,868

SK Discovery Co., Ltd.	5,834	131,862

SK Holdings Co., Ltd.	6,366	1,436,160

SK Hynix, Inc.(1)(2)	24,169	1,965,852

SK Innovation Co., Ltd.(2)	32,491	4,204,901

SK Telecom Co., Ltd.	24,643	5,077,650

Woongjin Coway Co., Ltd.	11,460	921,324

Woori Financial Group, Inc.	20,809	208,341

Yuhan Corp.	6,330	1,291,797

Zyle Motor Sales Corp.(1)	4,895	4,910

		$124,384,574

Sri Lanka — 0.7%

Access Engineering PLC	1,978,107	$237,429

Aitken Spence PLC	867,213	224,419

Ceylon Tobacco Co. PLC	96,609	596,951

Chevron Lubricants Lanka PLC	1,378,614	568,609

Commercial Bank of Ceylon PLC	2,995,256	1,568,561

DFCC Bank PLC	648,984	329,164

Dialog Axiata PLC	15,786,381	1,069,539

22	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sri Lanka (continued)

Distilleries Co. of Sri Lanka PLC	1,837,926	$187,488

Hatton National Bank PLC	1,811,073	1,738,992

Hemas Holdings PLC	1,507,537	688,953

John Keells Holdings PLC	4,095,801	3,769,737

Melstacorp PLC	6,203,001	1,492,720

National Development Bank PLC	1,448,531	798,204

Nations Trust Bank PLC(1)	979,263	431,798

Nestle Lanka PLC	15,593	111,767

Sampath Bank PLC	941,836	843,911

Teejay Lanka PLC	1,870,121	419,834

		$15,078,076

Taiwan — 5.9%

Advantech Co., Ltd.	35,963	$362,641

ASE Technology Holding Co., Ltd.	246,415	686,784

Asia Cement Corp.	781,967	1,251,692

Asia Optical Co., Inc.	114,000	410,808

Asustek Computer, Inc.	50,174	387,236

AU Optronics Corp.	1,342,000	449,423

Catcher Technology Co., Ltd.	62,100	470,370

Cathay Financial Holding Co., Ltd.	983,151	1,395,948

Cathay Real Estate Development Co., Ltd.	346,500	242,157

Chang Hwa Commercial Bank, Ltd.	704,591	533,925

Cheng Shin Rubber Industry Co., Ltd.	1,410,951	1,968,134

Chicony Electronics Co., Ltd.	61,318	182,217

China Airlines, Ltd.	940,963	284,399

China Development Financial Holding Corp.	2,849,106	925,408

China Life Insurance Co., Ltd.(1)	519,639	443,642

China Motor Corp.	410,772	536,325

China Petrochemical Development Corp.	1,057,199	345,851

China Steel Corp.	3,066,886	2,447,016

Chipbond Technology Corp.	134,000	301,134

Chong Hong Construction Co., Ltd.	165,761	449,817

Chunghwa Telecom Co., Ltd.	2,476,909	9,086,314

Clevo Co.	206,579	253,826

Compal Electronics, Inc.	465,000	292,884

Coretronic Corp.	169,387	219,251

CTBC Financial Holding Co., Ltd.	2,829,273	2,116,699

Delta Electronics, Inc.	146,356	740,616

E.Sun Financial Holding Co., Ltd.	1,459,954	1,360,554

Elan Microelectronics Corp.	99,687	303,696

Eternal Materials Co., Ltd.	388,561	344,849

EVA Airways Corp.	2,077,486	952,853

Evergreen Marine Corp.(1)	1,295,283	536,735

Far Eastern Department Stores, Ltd.	1,096,944	954,225

Security	Shares	Value

Taiwan (continued)

Far Eastern International Bank	1,093,249	$435,833

Far Eastern New Century Corp.	2,069,313	2,060,954

Far EasTone Telecommunications Co., Ltd.	1,199,364	2,884,646

Faraday Technology Corp.	192,000	361,566

Feng Hsin Steel Co., Ltd.	172,000	308,212

First Financial Holding Co., Ltd.	1,180,329	933,969

Formosa Chemicals & Fibre Corp.	991,278	2,896,111

Formosa Petrochemical Corp.	985,153	3,204,169

Formosa Plastics Corp.	940,724	3,132,988

Formosa Taffeta Co., Ltd.	545,000	621,717

Foxconn Technology Co., Ltd.	96,305	212,915

Fubon Financial Holding Co., Ltd.	845,833	1,309,885

Giant Manufacturing Co., Ltd.	228,093	1,623,727

Great Wall Enterprise Co., Ltd.	361,049	525,810

Highwealth Construction Corp.	325,556	503,134

Hiwin Technologies Corp.	200,088	1,877,409

Hon Hai Precision Industry Co., Ltd.	580,108	1,759,766

Hotai Motor Co., Ltd.	98,000	2,233,147

Hua Nan Financial Holdings Co., Ltd.	1,079,614	792,974

Huaku Development Co., Ltd.	187,010	577,966

IBF Financial Holdings Co., Ltd.	1,681,659	631,408

Inventec Corp.	290,179	221,458

King Yuan Electronics Co., Ltd.	198,700	249,253

Largan Precision Co., Ltd.	7,042	1,176,283

Lite-On Technology Corp.	216,048	355,713

MediaTek, Inc.	74,664	1,106,302

Mega Financial Holding Co., Ltd.	1,689,240	1,724,916

Merida Industry Co., Ltd.	260,907	1,534,266

Mitac Holdings Corp.	215,376	208,538

Nan Kang Rubber Tire Co., Ltd.	759,819	1,227,106

Nan Ya Plastics Corp.	1,333,162	3,239,781

Nanya Technology Corp.	119,165	333,494

Novatek Microelectronics Corp., Ltd.	50,479	369,859

Oriental Union Chemical Corp.	453,200	317,610

Pegatron Corp.	125,486	286,975

Phison Electronics Corp.	20,692	235,371

Pou Chen Corp.	1,496,764	1,957,893

Powertech Technology, Inc.	98,725	328,578

President Chain Store Corp.	619,120	6,286,957

Quanta Computer, Inc.	293,482	630,433

Radiant Opto-Electronics Corp.	68,350	273,665

Realtek Semiconductor Corp.	61,542	483,611

Ruentex Development Co., Ltd.	243,743	367,843

Ruentex Industries, Ltd.	489,171	1,200,810

Sanyang Motor Co., Ltd.	1,509,000	1,073,186

Shin Kong Financial Holding Co., Ltd.	1,565,665	541,088

23	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Shin Kong Synthetic Fibers Corp.	965,996	$388,011

Simplo Technology Co., Ltd.	38,652	391,331

Sino-American Silicon Products, Inc.	120,857	401,419

SinoPac Financial Holdings Co., Ltd.	2,187,980	949,184

Synnex Technology International Corp.	278,558	348,597

Tainan Spinning Co., Ltd.	1,445,010	506,582

Taishin Financial Holding Co., Ltd.	1,543,382	746,981

Taiwan Business Bank	1,702,253	716,065

Taiwan Cement Corp.	1,116,492	1,628,581

Taiwan Cooperative Financial Holding Co., Ltd.	1,457,817	1,009,016

Taiwan Mobile Co., Ltd.	1,170,052	4,371,865

Taiwan Semiconductor Manufacturing Co., Ltd.	875,945	9,694,805

Taiwan Tea Corp.	382,711	210,093

Tatung Co., Ltd.(1)	1,214,645	853,183

Teco Electric & Machinery Co., Ltd.	989,000	864,949

Tong Yang Industry Co., Ltd.	379,826	590,949

Tripod Technology Corp.	66,979	281,124

TSRC Corp.	271,887	218,564

TTY Biopharm Co., Ltd.	307,255	844,890

Tung Ho Steel Enterprise Corp.	293,385	225,140

U-Ming Marine Transport Corp.	202,000	226,954

Uni-President Enterprises Corp.	3,855,626	9,561,287

United Microelectronics Corp.	911,361	499,380

Vanguard International Semiconductor Corp.	97,544	258,039

Walsin Lihwa Corp.	1,085,980	558,013

Wan Hai Lines, Ltd.	339,570	209,864

WPG Holdings Co., Ltd.	231,285	301,784

Yageo Corp.	35,362	515,189

YFY, Inc.	866,414	388,738

Yieh Phui Enterprise Co., Ltd.	1,118,348	344,978

Yuanta Financial Holding Co., Ltd.	1,278,289	861,754

Yulon Motor Co., Ltd.	512,420	334,480

		$125,158,513

Thailand — 2.9%

Advanced Info Service PCL(8)	406,300	$2,885,070

Airports of Thailand PCL(8)	1,529,100	3,785,094

AP Thailand PCL(8)	4,609,660	1,144,607

Bangkok Bank PCL(8)	143,700	766,761

Bangkok Dusit Medical Services PCL(8)	5,013,300	4,345,059

Bangkok Expressway & Metro PCL(8)	3,422,254	1,243,716

Banpu PCL(8)	695,700	275,965

BEC World PCL(1)(8)	979,400	192,531

Berli Jucker PCL(8)	497,900	697,244

Bumrungrad Hospital PCL(8)	559,800	2,744,275

Security	Shares	Value

Thailand (continued)

Central Pattana PCL(8)	972,200	$2,014,975

Charoen Pokphand Foods PCL(8)	1,061,400	973,024

CP ALL PCL(8)	1,056,500	2,545,711

Electricity Generating PCL(8)	229,400	2,508,847

Hana Microelectronics PCL(8)	1,416,900	1,629,715

Home Product Center PCL(8)	1,565,760	835,052

Indorama Ventures PCL(8)	1,028,571	1,198,779

Intouch Holdings PCL(8)	653,971	1,248,640

IRPC PCL(8)	4,225,800	518,101

Italian-Thai Development PCL(8)	4,014,629	199,391

Kasikornbank PCL(8)	364,900	1,836,961

KCE Electronics PCL(8)	656,600	536,086

Kiatnakin Bank PCL(8)	306,200	674,099

Krung Thai Bank PCL(8)	1,610,225	881,111

Land & Houses PCL(6)(8)	896,600	293,245

Major Cineplex Group PCL(8)	413,100	347,979

Minor International PCL(8)	3,179,761	3,816,339

Precious Shipping PCL(1)(8)	933,750	236,411

PTT Exploration & Production PCL(8)	370,516	1,537,764

PTT Global Chemical PCL(8)	861,905	1,637,694

PTT PCL(8)	2,284,700	3,352,329

Quality House PCL(8)	9,121,583	778,917

Ratch Group PCL(8)	578,300	1,327,399

Siam Cement PCL(8)	153,811	2,010,362

Siam City Cement PCL(8)	84,087	532,843

Siam Commercial Bank PCL(8)	439,500	1,787,206

Sino-Thai Engineering & Construction PCL(8)	659,000	311,954

SVI PCL(8)	1,450,800	174,194

Thai Airways International PCL(1)(8)	1,290,500	294,823

Thai Beverage PCL(8)	2,605,700	1,725,334

Thai Oil PCL(8)	462,600	1,075,289

Thai Union Group PCL(8)	832,192	374,380

Thanachart Capital PCL(8)	210,300	375,222

Thoresen Thai Agencies PCL(8)	2,257,887	334,300

TMB Bank PCL(8)	5,321,200	298,018

Total Access Communication PCL(8)	496,800	881,782

TPI Polene PCL(8)	12,987,500	606,560

True Corp. PCL(8)	5,370,482	822,452

TTW PCL(8)	3,531,700	1,627,198

WHA Corp. PCL(8)	2,277,900	294,522

		$62,535,330

Tunisia — 0.3%

Attijari Bank	54,723	$645,408

Banque de Tunisie	160,285	450,691

24	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tunisia (continued)

Banque Internationale Arabe de Tunisie	23,438	$961,869

Banque Nationale Agricole(1)	95,011	407,585

Carthage Cement(1)	469,841	201,149

Euro Cycles SA	38,028	258,193

Poulina Group	173,437	815,946

Societe d’Articles Hygieniques SA(1)	120,815	511,954

Societe Frigorifique et Brasserie de Tunis SA	162,408	1,111,780

Telnet Holding	121,453	407,640

Union Internationale de Banques SA	79,769	657,556

		$6,429,771

Turkey — 1.5%

Akbank T.A.S.(1)	858,147	$1,168,898

Aksa Akrilik Kimya Sanayii AS	262,532	604,517

Anadolu Efes Biracilik ve Malt Sanayii AS	157,584	611,452

Arcelik AS(1)	237,544	831,878

Aselsan Elektronik Sanayi Ve Ticaret AS	154,326	542,833

Aygaz AS	330,198	712,369

BIM Birlesik Magazalar AS	261,665	2,051,706

Coca-Cola Icecek AS	53,519	347,791

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,496,683	1,103,421

Enerjisa Enerji AS(5)	570,637	708,365

Enka Insaat ve Sanayi AS	525,802	567,628

Eregli Demir ve Celik Fabrikalari TAS	1,173,114	1,781,617

Ford Otomotiv Sanayi AS	110,419	1,314,678

Haci Omer Sabanci Holding AS	297,539	477,209

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	259,353	336,518

Is Gayrimenkul Yatirim Ortakligi AS(1)	2,448,816	724,759

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,222,022	546,517

KOC Holding AS	393,160	1,343,620

Koza Altin Isletmeleri AS(1)	65,992	820,956

Migros Ticaret AS(1)	66,613	271,153

Petkim Petrokimya Holding AS(1)	984,649	630,519

Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	249,060

Soda Sanayii AS	166,303	172,751

TAV Havalimanlari Holding AS	59,867	293,439

Tekfen Holding AS	122,106	396,595

Tofas Turk Otomobil Fabrikasi AS	203,885	919,892

Tupras-Turkiye Petrol Rafinerileri AS	152,878	3,257,401

Turk Hava Yollari AO(1)	245,786	597,057

Turk Sise ve Cam Fabrikalari AS	401,274	355,302

Turk Telekomunikasyon AS(1)	703,586	871,151

Turkcell Iletisim Hizmetleri AS	1,400,185	3,247,456

Turkiye Garanti Bankasi AS(1)	580,481	1,087,137

Turkiye Halk Bankasi AS(1)	196,917	195,562

Security	Shares	Value

Turkey (continued)

Turkiye Is Bankasi AS, Class C(1)	408,185	$439,587

Turkiye Vakiflar Bankasi TAO, Class D(1)	303,138	280,579

Ulker Biskuvi Sanayi AS(1)	120,824	454,108

Vestel Elektronik Sanayi ve Ticaret AS(1)	193,080	409,372

Yapi ve Kredi Bankasi AS(1)	422,243	175,951

		$30,900,804

United Arab Emirates — 1.5%

Abu Dhabi Commercial Bank PJSC	1,487,826	$3,212,276

Abu Dhabi National Hotels	832,200	833,253

Agthia Group PJSC	623,000	609,810

Air Arabia PJSC(1)	5,145,246	2,253,454

Al Waha Capital PJSC	1,401,285	381,111

Aldar Properties PJSC	3,816,500	2,246,366

Arabtec Holding PJSC	1,822,819	641,720

Dana Gas PJSC	3,612,782	944,140

DP World PLC	244,171	3,200,892

Dubai Financial Market PJSC(1)	1,713,500	452,638

Dubai Investments PJSC	1,379,272	488,718

Dubai Islamic Bank PJSC	1,037,500	1,557,205

Emaar Properties PJSC	3,506,022	3,841,230

Emirates Telecommunications Group Co. PJSC	676,655	3,013,367

First Abu Dhabi Bank PJSC	1,637,154	6,769,528

RAK Properties PJSC(1)	1,262,100	149,232

Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	197,780

		$30,792,720

Vietnam — 1.4%

Bank for Foreign Trade of Vietnam JSC	789,119	$3,074,839

Bank for Investment and Development of Vietnam JSC	599,090	1,194,989

Bao Viet Holdings	371,340	1,100,425

Danang Rubber JSC	277,686	279,478

Development Investment Construction Corp.	493,649	294,357

FLC Faros Construction JSC(1)	365,126	272,549

Gemadept Corp.	810,119	815,170

HAGL JSC(1)	1,003,770	172,584

Hoa Phat Group JSC(1)	3,495,388	3,549,234

KIDO Group Corp.	387,216	325,058

Kinh Bac City Development Share Holding Corp.	590,200	393,918

Masan Group Corp.(1)	575,300	1,403,582

PetroVietnam Drilling & Well Services JSC(1)	906,418	590,568

PetroVietnam Fertilizer & Chemical JSC	342,540	191,599

PetroVietnam Gas JSC	254,010	1,028,971

PetroVietnam Technical Services Corp.	705,772	534,014

25	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)

SSI Securities Corp.	143,640	$112,055

Vietjet Aviation JSC	230,164	1,452,828

Vietnam Construction and Import-Export JSC	304,400	353,484

Vietnam Dairy Products JSC	524,700	2,639,795

Vietnam National Petroleum Group	188,690	456,211

Vincom Retail JSC	170,213	250,004

Vingroup JSC(1)	1,717,244	8,524,876

Vinh Son - Song Hinh Hydropower JSC(1)	484,210	459,454

		$29,470,042

Total Common Stocks (identified cost $1,555,287,553)		$2,111,520,427

Rights(1) — 0.0%(4)
Security	Shares	Value

Banque Nationale Agricole, Exp. 4/15/49	35	$3

Douja Promotion Groupe Addoha SA, Exp. 1/8/20	372,601	16,361

Euro Cycles SA, Exp. 7/1/49	1	1

Lojas Americanas SA, Exp. 1/8/20	3,032	7,085

Piramal Enterprises, Ltd., Exp. 1/20/20	5,778	18,060

Telnet Holding, Exp. 7/1/49	2	0

Total Rights (identified cost $0)		$41,510

Short-Term Investments — 0.7%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(9)	14,589,215	$14,589,215

Total Short-Term Investments (identified cost $14,589,215)		$14,589,215

Total Investments — 100.2% (identified cost $1,569,876,768)		$2,126,151,152

Other Assets, Less Liabilities — (0.2)%		$(3,821,804)

Net Assets — 100.0%		$2,122,329,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $58,307,175.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $15,025,441 or 0.7% of the Fund’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities is $30,465,357 or 1.4% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Represents investment of cash collateral received in connection with securities lending.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Hong Kong Dollar	9.9%	$210,140,571

United States Dollar	9.7	205,119,066

New Taiwan Dollar	5.9	125,158,513

South Korean Won	5.9	124,384,574

South African Rand	5.8	122,475,700

Indian Rupee	5.7	122,120,261

Mexican Peso	5.7	120,862,248

Brazilian Real	5.4	114,330,926

Indonesian Rupiah	3.0	62,894,289

Polish Zloty	2.9	62,393,805

Malaysian Ringgit	2.9	61,857,386

Philippine Peso	2.9	61,736,983

Thai Baht	2.9	60,809,996

Saudi Riyal	2.8	60,190,091

Euro	2.7	57,653,860

Kuwaiti Dinar	2.0	42,139,631

Chilean Peso	1.9	39,350,194

Russian Ruble	1.7	37,203,958

Chinese Yuan Renminbi	1.6	34,569,379

United Arab Emirates Dirham	1.5	32,733,885

New Turkish Lira	1.5	30,900,804

Qatari Riyal	1.4	30,061,026

Vietnamese Dong	1.4	29,470,042

Colombian Peso	1.2	25,056,711

Other currency, less than 1% each	11.9	252,537,253

Total Investments	100.2%	$2,126,151,152

26	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	19.7%	$418,032,242

Materials	11.3	240,207,150

Consumer Staples	10.7	227,577,795

Communication Services	10.1	215,284,748

Industrials	9.8	208,322,967

Energy	8.9	188,340,741

Consumer Discretionary	8.4	177,827,552

Utilities	6.2	131,338,284

Real Estate	5.1	108,118,201

Health Care	4.7	99,303,428

Information Technology	4.6	97,208,829

Short-Term Investments	0.7	14,589,215

Total Investments	100.2%	$2,126,151,152

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

27	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2019

Unaffiliated investments, at value including $58,307,175 of securities on loan (identified cost, $1,569,876,768)	$2,126,151,152

Cash	84,152

Foreign currency, at value (identified cost, $7,922,669)	7,948,925

Dividends receivable	2,481,184

Receivable for investments sold	11,959,969

Receivable for Fund shares sold	1,156,823

Securities lending income receivable	46,021

Tax reclaims receivable	79,725

Total assets	$2,149,907,951

Liabilities

Demand note payable	$7,700,000

Collateral for securities loaned	14,589,215

Payable for investments purchased	313,350

Payable for Fund shares redeemed	1,888,922

Payable to affiliates:

Investment adviser fee	800,191

Administration fee	889,101

Accrued foreign capital gains taxes	1,380,402

Accrued expenses	17,422

Total liabilities	$27,578,603

Net Assets	$2,122,329,348

Sources of Net Assets

Paid-in capital	$1,593,202,411

Distributable earnings	529,126,937

Total	$2,122,329,348

Institutional Class Shares

Net Assets	$2,122,329,348

Shares Outstanding	43,625,337

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$48.65

28	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2019

Dividends (net of foreign taxes, $3,560,834)	$28,632,162

Non-cash dividends	5,921,304

Interest	6,842

Securities lending income, net	111,374

Other income	2,309,935

Total investment income	$36,981,617

Expenses

Investment adviser fee	$4,917,092

Administration fee	5,463,435

Interest expense and fees	73,073

Total expenses	$10,453,600

Net investment income	$26,528,017

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $70)	$35,399,604

Foreign currency transactions	(439,867)

Net realized gain	$34,959,737

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $331,210)	$(8,057,844)

Foreign currency	46,014

Net change in unrealized appreciation (depreciation)	$(8,011,830)

Net realized and unrealized gain	$26,947,907

Net increase in net assets from operations	$53,475,924

29	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019

From operations —

Net investment income	$26,528,017	$60,672,132

Net realized gain (loss)	34,959,737	(1,633,988)

Net change in unrealized appreciation (depreciation)	(8,011,830)	(29,704,232)

Net increase in net assets from operations	$53,475,924	$29,333,912

Distributions to shareholders —

Institutional Class	$(54,952,373)	$(57,500,535)

Distributions to shareholders	$(54,952,373)	$(57,500,535)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$60,298,888	$200,590,980

Net asset value of shares issued to shareholders in payment of distributions declared	47,681,506	51,412,970

Cost of shares redeemed	(325,854,833)	(1,139,930,136)

Net decrease in net assets from Fund share transactions	$(217,874,439)	$(887,926,186)

Net decrease in net assets	$(219,350,888)	$(916,092,809)

Net Assets

At beginning of period	$2,341,680,236	$3,257,773,045

At end of period	$2,122,329,348	$2,341,680,236

30	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Financial Highlights

	Institutional Class

	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$48.520		$48.590	$47.740	$41.370	$46.230	$52.430

Income (Loss) From Operations

Net investment income(1)	$0.579		$1.042	$0.967	$0.777	$0.799	$0.838

Net realized and unrealized gain (loss)	0.830		(0.110)	0.811	6.232	(5.019)	(6.134)

Total income (loss) from operations	$1.409		$0.932	$1.778	$7.009	$(4.220)	$(5.296)

Less Distributions

From net investment income	$(1.279)		$(1.002)	$(0.939)	$(0.699)	$(0.802)	$(0.981)

Total distributions	$(1.279)		$(1.002)	$(0.939)	$(0.699)	$(0.802)	$(0.981)

Redemption fees(1)(2)	$—		$—	$0.011	$0.060	$0.162	$0.077

Net asset value — End of period	$48.650		$48.520	$48.590	$47.740	$41.370	$46.230

Total Return(3)	2.90	%(4)	2.12%	3.63%	17.34%	(8.64)%	(9.93)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,122,329		$2,341,680	$3,257,773	$3,410,698	$2,850,969	$3,697,968

Ratios (as a percentage of average daily net assets):

Expenses	0.96	%(5)	0.96%	0.95%	0.95%	0.95%	0.95%

Net investment income	2.43	%(5)	2.21%	1.86%	1.75%	1.99%	1.71%

Portfolio Turnover	0	%(4)(6)	4%	6%	8%	2%	10%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended December 31, 2019, the Fund received approximately $2,310,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

32

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

As of December 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to December 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $26,736,183 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2019, $14,915,255 are short-term and $11,820,928 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,600,845,943

Gross unrealized appreciation	$801,391,163

Gross unrealized depreciation	(276,085,954)

Net unrealized appreciation	$525,305,209

33

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2019, the investment adviser fee amounted to $4,917,092. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2019, the administration fee amounted to $5,463,435. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,063,364 and $255,089,184, respectively, for the six months ended December 31, 2019.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019

Sales	1,271,409	4,288,507

Issued to shareholders electing to receive payments of distributions in Fund shares	980,294	1,166,885

Redemptions	(6,891,518)	(24,237,358)

Net decrease	(4,639,815)	(18,781,966)

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2019, the Fund had a balance outstanding pursuant to this line of credit of $7,700,000 at an annual interest rate of 2.55%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2019. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2019 were $3,854,000 and 2.87%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve

34

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2019, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $58,307,175 and $61,404,545, respectively. Collateral received was comprised of cash of $14,589,215 and U.S. government and/or agencies securities of $46,815,330. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at December 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$16,885,579	$952,793,151		$0	$969,678,730

Emerging Europe	14,251,527	330,261,067		0	344,512,594

Latin America	378,847,496	—		0	378,847,496

Middle East/Africa	4,098,660	413,257,694		1,125,253	418,481,607

Total Common Stocks	$414,083,262	$1,696,311,912	**	$1,125,253	$2,111,520,427

Rights	$23,449	$18,061		$—	$41,510

Short-Term Investments	14,589,215	—		—	14,589,215

Total Investments	$428,695,926	$1,696,329,973		$1,125,253	$2,126,151,152

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2019 is not presented.

36

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2019

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.19

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020